Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 7.8%
Cayman Islands - 0.2%
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (A)	$ 187,612	$ 187,970
Goodgreen Trust
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	613,987	634,379
Series 2019-2A, Class A,
2.76%, 10/15/2054 (A)	854,077	865,573
Hero Funding Trust
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	484,419	508,067
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	158,627	164,698

		2,360,687

United States - 7.6%
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 0.95% (B), 12/26/2044 (A)	145,936	142,564
ACC Trust
Series 2019-2, Class A,
2.82%, 02/21/2023 (A)	594,641	598,180
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1,
1-Month LIBOR + 1.80%, 1.95% (B), 10/25/2032	154,030	155,713
Series 2003-HE1, Class M1,
1-Month LIBOR + 0.98%, 1.12% (B), 11/25/2033	528,902	525,984
Series 2004-HE4, Class M2,
1-Month LIBOR + 0.98%, 1.12% (B), 12/25/2034	209,417	205,335
American Credit Acceptance Receivables Trust
Series 2019-4, Class E,
3.85%, 12/12/2025 (A)	400,000	405,694
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	169,142
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	197,224
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	225,260	240,596
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	323,272
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	762,399
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	400,000	446,553
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (A)	450,000	459,244
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class C,
2.71%, 08/18/2022	115,052	116,027
Series 2017-1, Class D,
3.13%, 01/18/2023	284,000	291,456

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M1,
1-Month LIBOR + 0.98%, 1.12% (B), 11/25/2033	$ 456,679	$ 454,266
Series 2003-HE6, Class M2,
1-Month LIBOR + 2.48%, 2.62% (B), 11/25/2033	446,445	446,312
Series 2003-HE6, Class M3,
1-Month LIBOR + 3.00%, 3.15% (B), 11/25/2033	118,566	118,920
Series 2004-HE3, Class M2,
1-Month LIBOR + 1.68%, 1.83% (B), 06/25/2034	687,314	686,746
B2R Mortgage Trust
Series 2015-2, Class A,
3.34%, 11/15/2048 (A)	23,116	23,103
Bayview Financial Acquisition Trust
Series 2004-C, Class M3,
1-Month LIBOR + 1.95%, 2.09% (B), 05/28/2044	149,229	149,499
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3,
1-Month LIBOR + 1.80%, 1.95% (B), 06/25/2034	58,729	58,332
Series 2004-HE6, Class M2,
1-Month LIBOR + 1.88%, 2.02% (B), 08/25/2034	259,532	258,559
Bear Stearns Asset-Backed Securities Trust
Series 2003-2, Class M1,
1-Month LIBOR + 1.80%, 1.95% (B), 03/25/2043	429,936	432,340
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (A)	837,049	838,569
Series 2018-2, Class A,
4.45%, 06/15/2033 (A)	1,122,751	1,122,651
Series 2019-1, Class A,
4.21%, 07/15/2034 (A)	1,412,504	1,415,892
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	5,779	5,800
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (C) (D)	985,925	983,768
Capital Auto Receivables Asset Trust
Series 2018-1, Class A3,
2.79%, 01/20/2022 (A)	141,454	141,711
CarMax Auto Owner Trust
Series 2016-3, Class C,
2.20%, 06/15/2022	850,000	850,452
Series 2017-3, Class D,
3.46%, 10/16/2023	906,000	927,417
Carvana Auto Receivables Trust
Series 2019-3A, Class D,
3.04%, 04/15/2025 (A)	1,850,000	1,892,098
Centex Home Equity Loan Trust
Series 2004-A, Class M1,
1-Month LIBOR + 0.60%, 0.75% (B), 01/25/2034	712,312	701,015
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 0.71% (B), 02/25/2033	258,024	241,810
Series 2003-5, Class 2A2,
1-Month LIBOR + 0.60%, 0.75% (B), 07/25/2033	576,894	546,816

Transamerica Series Trust	Page 1

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CHEC Loan Trust
Series 2004-1, Class M2,
1-Month LIBOR + 0.98%, 1.12% (B), 07/25/2034 (A)	$ 202,188	$ 197,728
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
3.07% (B), 06/25/2040 (A)	114,800	10,425
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (A)	875,000	941,886
Series 2019-3, Class A,
2.71%, 10/15/2052 (A)	992,987	1,029,912
Series 2019-3, Class B,
3.16%, 10/15/2052 (A)	1,500,000	1,520,911
Countrywide Partnership Trust
Series 2004-EC1, Class M2,
1-Month LIBOR + 0.95%, 1.09% (B), 01/25/2035	228,198	228,630
CPS Auto Receivables Trust
Series 2017-C, Class C,
2.86%, 06/15/2023 (A)	40,966	40,998
Series 2017-C, Class D,
3.79%, 06/15/2023 (A)	791,000	803,873
Credit Acceptance Auto Loan Trust
Series 2017-2A, Class B,
3.02%, 04/15/2026 (A)	370,525	370,943
Series 2017-2A, Class C,
3.35%, 06/15/2026 (A)	250,000	250,677
Series 2018-1A, Class A,
3.01%, 02/16/2027 (A)	172,197	172,873
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB6, Class M1,
1-Month LIBOR + 1.05%, 1.20% (B), 12/25/2033	634,969	629,337
Series 2004-CB2, Class M1,
1-Month LIBOR + 0.78%, 0.93% (B), 07/25/2033	684,207	662,037
CSMA SFR Holdings LLC
Series 2019-1, Class A,
2.00%, 04/25/2023	1,317,972	1,310,723
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-6, Class M5,
1-Month LIBOR + 1.91%, 2.05% (B), 08/25/2034	221,812	220,848
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	208,802	211,827
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	429,392	445,546
Drive Auto Receivables Trust
Series 2016-CA, Class D,
4.18%, 03/15/2024 (A)	348,591	354,942
Series 2017-1, Class D,
3.84%, 03/15/2023	583,006	590,230
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	976,731	992,586
Series 2017-AA, Class D,
4.16%, 05/15/2024 (A)	225,667	228,223
Series 2018-3, Class C,
3.72%, 09/16/2024	249,929	252,103

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Drive Auto Receivables Trust (continued)
Series 2018-4, Class C,
3.66%, 11/15/2024	$ 795,688	$ 805,621
Series 2019-1, Class D,
4.09%, 06/15/2026	435,000	456,657
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022	600,000	600,720
DT Auto Owner Trust
Series 2016-4A, Class D,
3.77%, 10/17/2022 (A)	1,142	1,143
Series 2017-1A, Class D,
3.55%, 11/15/2022 (A)	57,186	57,386
Series 2017-3A, Class D,
3.58%, 05/15/2023 (A)	147,581	148,624
Series 2019-4A, Class C,
2.73%, 07/15/2025 (A)	2,500,000	2,568,034
Series 2019-4A, Class D,
2.85%, 07/15/2025 (A)	2,500,000	2,571,087
Exeter Automobile Receivables Trust
Series 2017-1A, Class C,
3.95%, 12/15/2022 (A)	76,092	76,806
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	910,000	928,067
Series 2018-3A, Class E,
5.43%, 08/15/2024 (A)	1,560,000	1,665,660
Series 2018-4A, Class B,
3.64%, 11/15/2022 (A)	50,788	50,852
Series 2019-4A, Class E,
3.56%, 10/15/2026 (A)	2,450,000	2,462,172
First Investors Auto Owner Trust
Series 2017-2A, Class B,
2.65%, 11/15/2022 (A)	321,461	322,259
Series 2017-2A, Class C,
3.00%, 08/15/2023 (A)	1,500,000	1,517,417
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (A)	5,892	5,896
Flagship Credit Auto Trust
Series 2015-3, Class C,
4.65%, 03/15/2022 (A)	33,066	33,116
Series 2016-1, Class C,
6.22%, 06/15/2022 (A)	333,469	337,415
Series 2016-2, Class D,
8.56%, 11/15/2023 (A)	700,000	725,046
Series 2016-4, Class C,
2.71%, 11/15/2022 (A)	154,014	154,686
Series 2019-4, Class D,
3.12%, 01/15/2026 (A)	1,675,000	1,738,260
Fort Cre LLC
Series 2018-1A, Class C,
1-Month LIBOR + 2.83%, 2.98% (B), 11/16/2035 (A)	2,075,000	1,933,313
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (A)	426,564	440,077
FREED ABS Trust
Series 2018-1, Class A,
3.61%, 07/18/2024 (A)	24,298	24,317
Series 2018-2, Class A,
3.99%, 10/20/2025 (A)	150,349	150,515
Series 2019-2, Class A,
2.62%, 11/18/2026 (A)	1,036,475	1,037,515
Series 2019-2, Class B,
3.19%, 11/18/2026 (A)	2,950,000	2,928,700
Series 2020-FP1, Class B,
3.06%, 03/18/2027 (A)	1,750,000	1,750,625

Transamerica Series Trust	Page 2

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2024	$ 670,502	$ 670,502
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	40,208	40,416
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (A)	104,507	103,216
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (C)	1,071,263	1,079,889
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	124,044	130,828
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (A)	124,719	126,465
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	371,075	399,506
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	99,510	101,588
Home Equity Asset Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.29%, 1.44% (B), 08/25/2033	579,916	575,888
Series 2004-3, Class M1,
1-Month LIBOR + 0.86%, 1.00% (B), 08/25/2034	484,542	480,139
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M8,
1-Month LIBOR + 3.30%, 3.45% (B), 11/25/2034	105,324	106,447
Series 2004-C, Class M1,
1-Month LIBOR + 0.84%, 0.99% (B), 03/25/2035	640,309	620,103
Kabbage Funding LLC
Series 2019-1, Class A,
3.83%, 03/15/2024 (A)	143,253	142,031
Series 2019-1, Class B,
4.07%, 03/15/2024 (A)	1,240,000	1,224,835
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.77% (B), 08/25/2038 (A)	434,932	9,110
Series 2013-2, Class A,
1.66% (B), 03/25/2039 (A)	461,909	19,221
Series 2014-2, Class A,
3.20% (B), 04/25/2040 (A)	201,612	17,045
Lendingpoint Asset Securitization Trust
Series 2019-2, Class A,
3.07%, 11/10/2025 (A)	493,285	494,182
LL ABS Trust
Series 2019-1A, Class A,
2.87%, 03/15/2027 (A)	423,747	425,560
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2,
1-Month LIBOR + 0.90%, 1.05% (B), 07/25/2034	575,532	565,015
Series 2004-3, Class M4,
1-Month LIBOR + 1.61%, 1.76% (B), 07/25/2034	176,413	175,357
Series 2004-4, Class M1,
1-Month LIBOR + 0.90%, 1.05% (B), 10/25/2034	455,922	447,331

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
LV Tower 52
Series 2013-1, Class A,
5.75%, 07/15/2019 (A) (C) (D) (E)	$ 533,373	$ 537,955
Master Asset-Backed Securities Trust
Series 2004-OPT2, Class M1,
1-Month LIBOR + 0.90%, 1.05% (B), 09/25/2034	104,524	102,878
Series 2005-NC1, Class M2,
1-Month LIBOR + 0.75%, 0.90% (B), 12/25/2034	83,688	82,266
Meritage Mortgage Loan Trust
Series 2003-1, Class M2,
1-Month LIBOR + 2.33%, 2.47% (B), 11/25/2033	252,571	258,831
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE8, Class M1,
1-Month LIBOR + 0.96%, 1.11% (B), 09/25/2034	675,803	651,645
Series 2004-NC2, Class M1,
1-Month LIBOR + 0.83%, 0.97% (B), 12/25/2033	203,582	199,934
Series 2004-NC7, Class M2,
1-Month LIBOR + 0.93%, 1.08% (B), 07/25/2034	112,510	109,379
Series 2004-NC8, Class M4,
1-Month LIBOR + 1.50%, 1.65% (B), 09/25/2034	434,733	432,054
Series 2004-NC8, Class M5,
1-Month LIBOR + 1.65%, 1.80% (B), 09/25/2034	326,062	323,764
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2002-AM3, Class A3,
1-Month LIBOR + 0.98%, 1.13% (B), 02/25/2033	565,176	559,134
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	1,471,334	1,481,165
New Century Home Equity Loan Trust
Series 2004-2, Class M3,
1-Month LIBOR + 1.01%, 1.15% (B), 08/25/2034	393,132	388,143
Series 2004-2, Class M5,
1-Month LIBOR + 2.03%, 2.17% (B), 08/25/2034	216,811	215,696
Series 2004-4, Class M1,
1-Month LIBOR + 0.77%, 0.91% (B), 02/25/2035	667,237	647,600
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A3,
2.12%, 04/18/2022	201,363	202,276
NovaStar Mortgage Funding Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.13%, 1.27% (B), 12/25/2033	101,481	101,257
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class A,
3.50%, 04/18/2022 (A)	33,662	33,698
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class C,
2.82%, 07/15/2024 (A)	1,000,498	1,001,349
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (A)	1,456,000	1,480,703
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (A)	655,000	656,698

Transamerica Series Trust	Page 3

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Option One Mortgage Loan Trust
Series 2003-6, Class A2,
1-Month LIBOR + 0.66%, 0.81% (B), 11/25/2033	$ 400,696	$ 382,846
Series 2004-1, Class M2,
1-Month LIBOR + 1.65%, 1.80% (B), 01/25/2034	473,980	468,644
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCH1, Class M4,
1-Month LIBOR + 1.25%, 1.39% (B), 01/25/2036	472,831	472,447
Pretium Mortgage Credit Partners I LLC
Series 2019-NPL2, Class A1,
3.84% (B), 12/27/2058 (A)	376,178	376,921
Progress Residential Trust
Series 2017-SFR1, Class A,
2.77%, 08/17/2034 (A)	167,007	170,089
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (A)	2,000,000	2,030,427
Series 2018-SFR2, Class A,
3.71%, 08/17/2035 (A)	2,400,000	2,461,651
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (A)	771,000	790,544
PRPM LLC
Series 2019-2A, Class A1,
3.97% (B), 04/25/2024 (A)	462,132	465,993
Series 2019-4A, Class A1,
3.35% (B), 11/25/2024 (A)	537,926	539,269
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (A)	123,081	123,128
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 1.12% (B), 06/25/2035	1,250,000	1,241,673
Series 2006-RZ3, Class M1,
1-Month LIBOR + 0.35%, 0.50% (B), 08/25/2036	1,100,000	1,063,180
RASC Trust
Series 2005-EMX1, Class M1,
1-Month LIBOR + 0.65%, 0.79% (B), 03/25/2035	273,412	271,356
Regional Management Issuance Trust
Series 2019-1, Class B,
3.43%, 11/15/2028 (A)	1,600,000	1,564,492
Renaissance Home Equity Loan Trust
Series 2003-2, Class A,
1-Month LIBOR + 0.88%, 1.03% (B), 08/25/2033	632,661	600,754
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (A)	430,001	425,845
SART
Series 2018-1,
4.75%, 06/15/2025	1,182,902	1,200,645
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M2,
1-Month LIBOR + 1.73%, 1.87% (B), 02/25/2034	216,336	215,976
Series 2004-OP2, Class M1,
1-Month LIBOR + 0.98%, 1.12% (B), 08/25/2034	397,329	394,226
SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (C) (D)	1,000,000	1,000,000

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Soundview Home Loan Trust
Series 2005-OPT1, Class M2,
1-Month LIBOR + 0.68%, 0.82% (B), 06/25/2035	$ 545,802	$ 541,268
Specialty Underwriting & Residential Finance Trust
Series 2003-BC4, Class M1,
1-Month LIBOR + 0.90%, 1.05% (B), 11/25/2034	381,401	377,723
Structured Asset Investment Loan Trust
Series 2003-BC12, Class M1,
1-Month LIBOR + 0.98%, 1.12% (B), 11/25/2033	16,055	16,003
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4,
1-Month LIBOR + 0.17%, 0.32% (B), 01/25/2037	227,019	223,419
Synchrony Card Issuance Trust
Series 2018-A1, Class A1,
3.38%, 09/15/2024	1,000,000	1,028,627
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (A)	58,866	58,751
Series 2020-1A, Class A,
4.88%, 11/15/2026 (A) (C)	1,100,000	1,100,000
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (A)	332,593	333,890
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (A)	324,644	332,408
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1,
3.97% (B), 02/25/2049 (A)	565,417	565,815
Series 2019-NPL7, Class A1A,
3.18% (B), 10/25/2049 (A)	1,446,260	1,449,070
Series 2019-NPL8, Class A1A,
3.28% (B), 11/25/2049 (A)	887,465	888,266
Series 2019-NPL8, Class A1B,
4.09% (B), 11/25/2049 (A)	1,560,000	1,537,599
Series 2020-NPL2, Class A1A,
2.98% (B), 02/25/2050 (A)	1,031,840	1,031,929
Verizon Owner Trust
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (A)	104,012	104,187
VM Debt Trust
Series 2019-1,
7.50%, 06/15/2024	1,131,228	1,110,772
VOLT LXXX LLC
Series 2019-NPL6, Class A1B,
4.09% (B), 10/25/2049 (A)	1,600,000	1,577,975
VOLT LXXXIII LLC
Series 2019-NPL9, Class A1A,
3.33% (B), 11/26/2049 (A)	1,020,876	1,023,421
VOLT LXXXV LLC
Series 2020-NPL1, Class A1A,
3.23% (B), 01/25/2050 (A)	900,668	902,384
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	321,623	334,853
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A,
1-Month LIBOR + 0.30%, 0.45% (B), 04/25/2034	543,349	522,441

Transamerica Series Trust	Page 4

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (A)	$ 121,787	$ 122,238
Westlake Automobile Receivables Trust
Series 2019-3A, Class C,
2.49%, 10/15/2024 (A)	620,000	633,634
Series 2019-3A, Class D,
2.72%, 11/15/2024 (A)	490,000	501,538
Series 2019-3A, Class E,
3.59%, 03/17/2025 (A)	1,700,000	1,692,663
Series 2019-3A, Class F,
4.72%, 04/15/2026 (A)	1,000,000	970,611
World Financial Network Credit Card Master Trust
Series 2019-A, Class A,
3.14%, 12/15/2025	935,000	965,895

		107,923,288

Total Asset-Backed Securities (Cost $108,706,329)		110,283,975

CORPORATE DEBT SECURITIES - 35.3%
Australia - 0.4%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (A)	216,000	244,215
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (A)	200,000	225,312
Commonwealth Bank of Australia
2.85%, 05/18/2026 (A)	250,000	275,858
4.50%, 12/09/2025 (A)	200,000	225,717
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (A)	184,000	194,853
Macquarie Bank, Ltd.
4.00%, 07/29/2025 (A) (F)	150,000	170,831
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (B), 11/28/2028 (A)	475,000	517,864
Fixed until 01/15/2029, 5.03% (B), 01/15/2030 (A)	960,000	1,144,893
National Australia Bank, Ltd.
Fixed until 08/02/2029, 3.93% (B), 08/02/2034 (A)	640,000	711,376
Scentre Group Trust 1 / Scentre Group Trust 2
3.25%, 10/28/2025 (A)	568,000	599,404
Transurban Finance Co. Pty, Ltd.
2.45%, 03/16/2031 (A) (F)	140,000	142,615
Westpac Banking Corp.
Fixed until 11/23/2026, 4.32% (B), 11/23/2031, MTN	795,000	899,495
4.42%, 07/24/2039 (F)	225,000	272,848

		5,625,281

Canada - 1.0%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	156,182	148,485
3.55%, 07/15/2031 (A)	716,285	590,380
3.75%, 06/15/2029 (A)	1,210,672	1,163,675
4.13%, 11/15/2026 (A)	180,777	162,241
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030 (A)	190,000	204,884
3.80%, 01/25/2050 (A)	335,000	368,198

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Bank of Montreal
Fixed until 12/15/2027, 3.80% (B), 12/15/2032	$ 117,000	$ 130,407
Bank of Nova Scotia
1.63%, 05/01/2023	1,080,000	1,108,173
Barrick Gold Corp.
6.45%, 10/15/2035	100,000	139,397
Bell Canada, Inc.
4.30%, 07/29/2049	284,000	351,332
Brookfield Finance, Inc.
3.90%, 01/25/2028	118,000	131,405
4.70%, 09/20/2047	147,000	173,191
4.85%, 03/29/2029	169,000	201,638
Enbridge, Inc.
3.13%, 11/15/2029	1,424,000	1,513,019
4.50%, 06/10/2044	150,000	170,720
Fixed until 04/15/2030, 5.75% (B), 07/15/2080	165,000	170,902
Fixed until 03/01/2028, 6.25% (B), 03/01/2078	160,000	162,400
Federation DES Caisses Desjardins du Quebec
2.05%, 02/10/2025 (A)	544,000	568,024
Fortis, Inc.
3.06%, 10/04/2026	1,093,000	1,194,558
Glencore Finance Canada, Ltd.
5.55%, 10/25/2042 (A)	158,000	185,214
Hydro-Quebec
9.40%, 02/01/2021	220,000	226,489
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (B), 02/24/2032	400,000	433,335
Nutrien, Ltd.
4.13%, 03/15/2035	200,000	232,261
5.00%, 04/01/2049	95,000	125,313
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (A)	200,000	204,742
3.88%, 03/20/2027 (A)	201,000	219,519
Rogers Communications, Inc.
3.70%, 11/15/2049	310,000	344,546
4.35%, 05/01/2049	235,000	284,375
Royal Bank of Canada
4.65%, 01/27/2026, MTN	103,000	121,581
Suncor Energy, Inc.
3.10%, 05/15/2025	680,000	730,495
3.60%, 12/01/2024	360,000	392,193
5.95%, 12/01/2034	300,000	367,257
7.88%, 06/15/2026	86,000	108,998
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	535,000	617,000
4.25%, 05/15/2028	80,000	92,484
4.63%, 03/01/2034	125,000	147,617
4.88%, 01/15/2026	514,000	603,723
6.20%, 10/15/2037	100,000	133,657

		14,223,828

Cayman Islands - 0.4%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025 (A)	950,000	870,772
4.38%, 05/01/2026 (A)	350,000	332,630
5.25%, 05/15/2024 (A)	270,000	270,944
5.50%, 01/15/2023 - 01/15/2026 (A)	530,000	533,564
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (A)	200,000	201,539

Transamerica Series Trust	Page 5

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
CK Hutchison International 19, Ltd.
3.25%, 04/11/2024 (A)	$ 610,000	$ 649,494
3.63%, 04/11/2029 (A) (F)	325,000	368,313
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 (A)	200,000	209,224
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022 (A)	1,040,000	1,044,207
5.50%, 02/15/2024 (A)	155,000	156,182
Vale Overseas, Ltd.
3.75%, 07/08/2030	220,000	226,380

		4,863,249

China - 0.0% (G)
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	250,000	253,723

Colombia - 0.0% (G)
Ecopetrol SA
4.13%, 01/16/2025	107,000	112,351
5.38%, 06/26/2026	116,000	128,180

		240,531

Denmark - 0.2%
Danske Bank A/S
Fixed until 12/08/2022, 1.17% (B), 12/08/2023 (A)	534,000	534,518
Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (A)	564,000	598,573
Fixed until 01/12/2022, 5.00% (B), 01/12/2023 (A)	1,120,000	1,175,004
5.38%, 01/12/2024 (A)	630,000	708,627

		3,016,722

Finland - 0.1%
Nordea Bank Abp
3.75%, 08/30/2023 (A)	1,000,000	1,078,456
4.25%, 09/21/2022 (A)	200,000	212,548

		1,291,004

France - 1.0%
Air Liquide Finance SA
2.25%, 09/27/2023 (A)	200,000	209,181
Banque Federative du Credit Mutuel SA
2.38%, 11/21/2024 (A)	554,000	585,935
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	940,000	969,318
Fixed until 08/12/2030, 2.59% (B), 08/12/2035 (A)	355,000	344,686
Fixed until 01/13/2030, 3.05% (B), 01/13/2031 (A)	435,000	466,522
3.80%, 01/10/2024 (A)	1,168,000	1,263,787
BPCE SA
Fixed until 10/06/2025, 1.65% (B), 10/06/2026	590,000	590,949
2.38%, 01/14/2025 (A)	1,298,000	1,349,760
3.38%, 12/02/2026, MTN	270,000	303,045
4.50%, 03/15/2025 (A)	850,000	940,200
4.63%, 07/11/2024 (A)	200,000	219,535
5.15%, 07/21/2024 (A)	915,000	1,024,822
Credit Agricole SA
Fixed until 06/16/2025, 1.91% (B), 06/16/2026 (A)	310,000	316,677

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France (continued)
Credit Agricole SA (continued)
3.25%, 10/04/2024 (A)	$ 820,000	$ 885,772
4.13%, 01/10/2027 (A)	500,000	573,654
Societe Generale SA
2.63%, 10/16/2024 (A)	450,000	466,205
Fixed until 07/08/2030, 3.65% (B), 07/08/2035 (A)	380,000	382,334
3.88%, 03/28/2024 (A)	560,000	601,903
4.25%, 04/14/2025 - 08/19/2026 (A)	500,000	536,204
Total Capital International SA
2.99%, 06/29/2041	940,000	979,231
3.13%, 05/29/2050	130,000	134,922
3.46%, 07/12/2049	594,000	648,826

		13,793,468

Germany - 0.1%
Deutsche Bank AG
Fixed until 09/18/2023, 2.22% (B), 09/18/2024	470,000	473,267
3.70%, 05/30/2024	233,000	244,124
4.25%, 10/14/2021	503,000	517,801

		1,235,192

Guernsey, Channel Islands - 0.0% (G)
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	350,000	386,040

Hong Kong - 0.0% (G)
AIA Group, Ltd.
3.60%, 04/09/2029 (A)	265,000	298,069

Ireland - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.88%, 08/14/2024	180,000	173,365
3.15%, 02/15/2024	485,000	480,229
3.30%, 01/23/2023	150,000	150,537
3.50%, 01/15/2025	955,000	930,364
4.13%, 07/03/2023	150,000	152,993
4.45%, 12/16/2021	150,000	153,265
4.50%, 09/15/2023	610,000	628,636
4.63%, 10/15/2027	230,000	222,767
6.50%, 07/15/2025	300,000	323,870
AIB Group PLC
Fixed until 04/10/2024, 4.26% (B), 04/10/2025 (A)	828,000	889,483
4.75%, 10/12/2023 (A)	725,000	787,457
Aon PLC
3.50%, 06/14/2024	200,000	218,326
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	300,000	316,668
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	134,000	142,033
3.20%, 09/23/2026	1,226,000	1,363,218

		6,933,211

Italy - 0.1%
Eni SpA
4.00%, 09/12/2023 (A)	200,000	216,614
4.25%, 05/09/2029 (A)	406,000	457,065
UniCredit SpA
Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	350,000	346,879

		1,020,558

Transamerica Series Trust	Page 6

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Japan - 1.3%
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026 (H), 4.00% (A) (B)	$ 221,000	$ 238,128
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (A)	171,000	176,669
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	1,363,000	1,427,550
2.67%, 07/25/2022	170,000	176,239
3.41%, 03/07/2024	420,000	455,522
3.75%, 07/18/2039	285,000	329,274
3.76%, 07/26/2023	1,515,000	1,640,056
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (A)	200,000	205,849
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (A)	230,000	253,631
Mizuho Financial Group, Inc.
3-Month LIBOR + 0.63%, 0.88% (B), 05/25/2024	600,000	599,570
Fixed until 07/10/2023, 1.24% (B), 07/10/2024	790,000	796,202
Fixed until 09/08/2030, 1.98% (B), 09/08/2031	302,000	299,967
Fixed until 05/25/2025, 2.23% (B), 05/25/2026	1,522,000	1,582,111
Fixed until 07/16/2022, 2.72% (B), 07/16/2023	908,000	939,984
Fixed until 09/13/2029, 2.87% (B), 09/13/2030	272,000	291,796
MUFG Bank, Ltd.
4.10%, 09/09/2023 (A)	200,000	219,385
Nomura Holdings, Inc.
2.65%, 01/16/2025	450,000	473,890
2.68%, 07/16/2030	200,000	206,457
ORIX Corp.
2.90%, 07/18/2022	126,000	130,428
3.25%, 12/04/2024	300,000	325,188
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (B), 09/14/2077 (A) (F)	200,000	221,500
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	490,000	499,011
2.13%, 07/08/2030	455,000	461,696
2.35%, 01/15/2025	888,000	935,372
2.63%, 07/14/2026	134,000	144,411
2.70%, 07/16/2024	870,000	925,666
2.78%, 10/18/2022	205,000	213,952
3.10%, 01/17/2023	172,000	181,617
3.94%, 10/16/2023	800,000	874,233
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	735,000	761,696
3.18%, 07/09/2050	430,000	436,816
3.38%, 07/09/2060	400,000	421,376
5.00%, 11/26/2028	770,000	957,026

		17,802,268

Luxembourg - 0.0% (G)
nVent Finance SARL
4.55%, 04/15/2028	187,000	201,806

Mexico - 0.1%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	207,614
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	670,000	671,474
2.75%, 01/22/2030	175,000	186,119

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Grupo Bimbo SAB de CV
4.00%, 09/06/2049 (A)	$ 200,000	$ 209,972
Mexico City Airport Trust
5.50%, 07/31/2047 (A)	200,000	163,304

		1,438,483

Multi-National - 0.0% (G)
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	460,000	509,636

Netherlands - 0.7%
ABN AMRO Bank NV
4.75%, 07/28/2025 (A)	300,000	337,830
Airbus SE
3.95%, 04/10/2047 (A)	150,000	166,853
Cooperatieve Rabobank UA
3.75%, 07/21/2026	960,000	1,069,145
4.38%, 08/04/2025	255,000	289,014
4.63%, 12/01/2023	250,000	277,764
Deutsche Telekom International Finance BV
4.88%, 03/06/2042 (A)	386,000	498,507
EDP Finance BV
1.71%, 01/24/2028 (A)	1,020,000	1,015,046
3.63%, 07/15/2024 (A)	200,000	217,517
Enel Finance International NV
3.50%, 04/06/2028 (A)	1,010,000	1,125,463
3.63%, 05/25/2027 (A)	420,000	467,026
4.63%, 09/14/2025 (A)	200,000	231,176
6.00%, 10/07/2039 (A)	226,000	307,236
Heineken NV
3.40%, 04/01/2022 (A)	150,000	155,938
ING Groep NV
4.10%, 10/02/2023	480,000	525,943
Mylan NV
3.95%, 06/15/2026	220,000	247,507
Shell International Finance BV
2.75%, 04/06/2030	1,520,000	1,662,105
3.25%, 04/06/2050	130,000	138,306
4.55%, 08/12/2043	28,000	35,038
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026 (A)	350,000	375,523
3.13%, 03/16/2024 (A)	250,000	269,958
3.25%, 05/27/2025 (A)	250,000	277,691

		9,690,586

New Zealand - 0.1%
ANZ New Zealand International, Ltd.
3.45%, 07/17/2027 (A)	222,000	251,982
ASB Bank, Ltd.
3.13%, 05/23/2024 (A)	535,000	576,274

		828,256

Norway - 0.0% (G)
Equinor ASA
1.75%, 01/22/2026	70,000	72,619
2.38%, 05/22/2030	70,000	74,027
2.88%, 04/06/2025	145,000	157,624

		304,270

Panama - 0.0% (G)
Banco Nacional de Panama
2.50%, 08/11/2030 (A)	300,000	296,850

Transamerica Series Trust	Page 7

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Republic of Korea - 0.0% (G)
Korea Gas Corp.
1.88%, 07/18/2021 (A)	$ 200,000	$ 201,898
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (A)	200,000	201,476

		403,374

Singapore - 0.0% (G)
BOC Aviation, Ltd.
2.75%, 09/18/2022 (A)	210,000	213,962
3.50%, 10/10/2024 (A)	200,000	211,158

		425,120

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/2025	400,000	397,614
Banco Santander SA
2.71%, 06/27/2024	1,400,000	1,481,228
3.49%, 05/28/2030 (F)	400,000	436,160
Telefonica Emisiones SA
4.90%, 03/06/2048	340,000	391,944

		2,706,946

Switzerland - 0.6%
Credit Suisse Group AG
Fixed until 06/05/2025, 2.19% (B), 06/05/2026 (A)	250,000	257,510
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	1,740,000	1,816,989
Fixed until 06/12/2023, 4.21% (B), 06/12/2024 (A)	1,047,000	1,130,168
4.28%, 01/09/2028 (A)	2,403,000	2,727,725
UBS Group AG
Fixed until 01/30/2026, 1.36% (B), 01/30/2027 (A)	340,000	339,821
Fixed until 08/15/2022, 2.86% (B), 08/15/2023 (A)	200,000	207,420
Fixed until 08/13/2029, 3.13% (B), 08/13/2030 (A)	772,000	857,362
4.13%, 09/24/2025 (A)	540,000	615,104

		7,952,099

United Kingdom - 1.7%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	250,000	276,002
AstraZeneca PLC
1.38%, 08/06/2030	1,205,000	1,172,098
2.13%, 08/06/2050 (F)	580,000	525,533
4.00%, 09/18/2042	90,000	110,690
6.45%, 09/15/2037	120,000	182,302
BAE Systems PLC
1.90%, 02/15/2031 (A)	256,000	254,827
3.40%, 04/15/2030 (A)	986,000	1,101,965
Barclays PLC
Fixed until 06/24/2030, 2.65% (B), 06/24/2031	460,000	458,925
3.65%, 03/16/2025	200,000	215,717
BAT International Finance PLC
1.67%, 03/25/2026	135,000	135,459
BP Capital Markets PLC
3.28%, 09/19/2027	444,000	492,913
3.54%, 11/04/2024	230,000	253,844
Fixed until 06/22/2025 (H), 4.38% (B)	492,000	512,910
Fixed until 03/22/2030 (H), 4.88% (B)	539,000	576,730

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Diageo Capital PLC
2.00%, 04/29/2030	$ 200,000	$ 206,271
HSBC Holdings PLC
Fixed until 09/22/2027, 2.01% (B), 09/22/2028	1,600,000	1,586,010
Fixed until 08/18/2030, 2.36% (B), 08/18/2031	750,000	738,408
Fixed until 03/13/2027, 4.04% (B), 03/13/2028	700,000	773,628
4.25%, 08/18/2025	200,000	217,354
Fixed until 09/12/2025, 4.29% (B), 09/12/2026	1,084,000	1,210,275
4.38%, 11/23/2026	200,000	220,597
4.95%, 03/31/2030	889,000	1,070,181
6.50%, 09/15/2037	375,000	508,877
Imperial Brands Finance PLC
3.13%, 07/26/2024 (A)	604,000	638,713
3.50%, 07/26/2026 (A)	812,000	878,456
Lloyds Banking Group PLC
4.38%, 03/22/2028	221,000	256,395
Nationwide Building Society
1.00%, 08/28/2025 (A)	750,000	741,653
Natwest Group PLC
Fixed until 05/22/2027, 3.07% (B), 05/22/2028	760,000	798,666
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	1,600,000	1,738,021
Fixed until 05/08/2029, 4.45% (B), 05/08/2030	380,000	439,750
Reckitt Benckiser Treasury Services PLC
3.00%, 06/26/2027 (A)	210,000	232,517
Royalty Pharma PLC
0.75%, 09/02/2023 (A)	240,000	239,559
1.20%, 09/02/2025 (A)	755,000	752,415
1.75%, 09/02/2027 (A)	235,000	235,613
3.30%, 09/02/2040 (A)	195,000	193,386
3.55%, 09/02/2050 (A)	200,000	193,952
Standard Chartered PLC
Fixed until 09/10/2021, 2.74% (B), 09/10/2022 (A)	200,000	203,159
Fixed until 01/30/2025, 2.82% (B), 01/30/2026 (A)	985,000	1,020,504
Fixed until 01/20/2022, 4.25% (B), 01/20/2023 (A)	200,000	207,499
Fixed until 05/21/2029, 4.31% (B), 05/21/2030 (A)	200,000	222,715
5.20%, 01/26/2024 (A)	210,000	227,843
Vodafone Group PLC
4.25%, 09/17/2050	670,000	777,073
4.38%, 02/19/2043	255,000	296,469
4.88%, 06/19/2049	350,000	434,555
5.00%, 05/30/2038	45,000	56,093
5.25%, 05/30/2048	187,000	241,758
6.25%, 11/30/2032	180,000	241,561

		24,069,841

United States - 26.8%
Abbott Laboratories
1.15%, 01/30/2028	170,000	171,206
1.40%, 06/30/2030	170,000	171,102
4.90%, 11/30/2046	412,000	584,134
AbbVie, Inc.
2.80%, 03/15/2023 (A)	129,000	134,861
3.20%, 11/21/2029 (A)	2,206,000	2,430,386
3.45%, 03/15/2022 (A)	269,000	279,015
3.85%, 06/15/2024 (A)	164,000	179,730

Transamerica Series Trust	Page 8

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
AbbVie, Inc. (continued)
4.05%, 11/21/2039 (A)	$ 509,000	$ 585,329
4.25%, 11/21/2049 (A)	637,000	756,232
4.40%, 11/06/2042	230,000	273,796
4.45%, 05/14/2046	732,000	871,731
4.50%, 05/14/2035	522,000	635,334
4.75%, 03/15/2045 (A)	150,000	181,274
AES Corp.
3.30%, 07/15/2025 (A)	220,000	234,379
3.95%, 07/15/2030 (A)	280,000	309,389
Aetna, Inc.
3.88%, 08/15/2047	359,000	401,041
4.13%, 11/15/2042	472,000	538,482
6.75%, 12/15/2037	70,000	101,547
Aflac, Inc.
4.00%, 10/15/2046	580,000	674,204
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	150,000	225,644
Air Lease Corp.
2.88%, 01/15/2026, MTN	470,000	461,873
3.25%, 03/01/2025 - 10/01/2029	2,571,000	2,571,442
3.38%, 07/01/2025	240,000	245,246
Air Products & Chemicals, Inc.
2.80%, 05/15/2050	80,000	85,325
Albemarle Corp.
5.45%, 12/01/2044	100,000	109,790
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	780,000	763,886
3.80%, 04/15/2026	240,000	275,206
4.90%, 12/15/2030	290,000	365,043
Alphabet, Inc.
1.90%, 08/15/2040	465,000	447,361
2.25%, 08/15/2060	200,000	189,116
Altria Group, Inc.
3.88%, 09/16/2046	872,000	896,348
4.80%, 02/14/2029	1,434,000	1,701,577
Amazon.com, Inc.
2.50%, 06/03/2050	225,000	229,504
2.70%, 06/03/2060	660,000	684,141
3.88%, 08/22/2037	1,060,000	1,319,729
Ameren Corp.
3.50%, 01/15/2031	366,000	418,348
American Airlines Pass-Through Trust
3.00%, 04/15/2030	403,086	376,610
3.65%, 08/15/2030	486,476	467,909
3.70%, 04/01/2028	122,775	101,996
American International Group, Inc.
3.88%, 01/15/2035	531,000	612,574
American Tower Corp.
1.88%, 10/15/2030	275,000	271,718
2.75%, 01/15/2027	825,000	889,957
2.90%, 01/15/2030 (F)	600,000	648,610
3.10%, 06/15/2050	115,000	113,739
3.38%, 10/15/2026	113,000	125,135
3.70%, 10/15/2049	350,000	383,723
3.95%, 03/15/2029	1,361,000	1,566,906
American Water Capital Corp.
2.80%, 05/01/2030	450,000	492,904
3.45%, 05/01/2050	258,000	289,278
4.00%, 12/01/2046	91,000	110,012
Amgen, Inc.
2.30%, 02/25/2031	170,000	178,337
3.15%, 02/21/2040	347,000	369,157
3.38%, 02/21/2050	504,000	541,668
Analog Devices, Inc.
4.50%, 12/05/2036	140,000	167,863

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	$ 2,062,000	$ 2,490,937
4.90%, 02/01/2046	375,000	462,386
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	55,000	64,753
4.70%, 02/01/2036	155,000	183,517
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	300,000	350,644
4.38%, 04/15/2038	560,000	652,442
4.44%, 10/06/2048	495,000	577,957
4.50%, 06/01/2050	1,611,000	1,930,874
4.60%, 04/15/2048	615,000	733,354
4.90%, 01/23/2031	340,000	427,735
ANR Pipeline Co.
9.63%, 11/01/2021	70,000	75,974
Anthem, Inc.
2.88%, 09/15/2029	788,000	851,180
4.10%, 03/01/2028	105,000	122,105
4.63%, 05/15/2042	109,000	136,908
4.65%, 08/15/2044	97,000	121,769
Appalachian Power Co.
5.80%, 10/01/2035	25,000	34,570
Apple, Inc.
2.40%, 08/20/2050	545,000	543,734
2.55%, 08/20/2060	515,000	511,603
2.65%, 05/11/2050	80,000	83,831
2.90%, 09/12/2027	299,000	335,230
2.95%, 09/11/2049	782,000	855,971
3.20%, 05/11/2027	171,000	194,532
3.45%, 02/09/2045	1,040,000	1,214,156
3.85%, 08/04/2046	129,000	160,634
Arizona Public Service Co.
5.05%, 09/01/2041	23,000	30,289
Arrow Electronics, Inc.
3.25%, 09/08/2024	132,000	142,535
3.88%, 01/12/2028	111,000	123,064
Assurant, Inc.
4.20%, 09/27/2023	250,000	267,601
AT&T, Inc.
1.65%, 02/01/2028	835,000	836,579
2.25%, 02/01/2032	1,125,000	1,125,224
2.30%, 06/01/2027	295,000	308,951
2.75%, 06/01/2031	535,000	564,456
3.10%, 02/01/2043	630,000	614,467
3.50%, 06/01/2041	290,000	304,690
3.50%, 09/15/2053 (A)	265,000	256,208
3.65%, 09/15/2059 (A)	1,621,000	1,592,389
3.80%, 02/15/2027	957,000	1,079,723
4.30%, 02/15/2030	425,000	503,765
4.80%, 06/15/2044	166,000	197,842
Athene Global Funding
2.95%, 11/12/2026 (A)	1,390,000	1,463,951
Atmos Energy Corp.
1.50%, 01/15/2031 (I)	690,000	687,210
3.00%, 06/15/2027	230,000	255,132
AutoZone, Inc.
1.65%, 01/15/2031	170,000	166,431
Avangrid, Inc.
3.15%, 12/01/2024	108,000	117,462
Aviation Capital Group LLC
2.88%, 01/20/2022 (A)	150,000	148,864
5.50%, 12/15/2024 (A)	610,000	629,359
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/2029	500,000	521,697
Baker Hughes Holdings LLC
5.13%, 09/15/2040	115,000	136,267

Transamerica Series Trust	Page 9

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	$ 120,000	$ 122,392
3.50%, 08/15/2046	141,000	159,925
5.20%, 06/15/2033	200,000	248,221
Bank of America Corp.
Fixed until 06/19/2040, 2.68% (B), 06/19/2041, MTN	1,504,000	1,535,706
Fixed until 04/24/2022, 2.88% (B), 04/24/2023	340,000	351,692
Fixed until 10/22/2029, 2.88% (B), 10/22/2030, MTN	1,388,000	1,499,168
Fixed until 12/20/2022, 3.00% (B), 12/20/2023	958,000	1,005,704
Fixed until 10/01/2024, 3.09% (B), 10/01/2025, MTN	161,000	173,606
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	1,650,000	1,800,928
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	476,000	529,681
Fixed until 03/05/2023, 3.55% (B), 03/05/2024	115,000	122,470
Fixed until 07/21/2027, 3.59% (B), 07/21/2028, MTN	305,000	342,533
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	3,620,000	4,093,440
Fixed until 01/20/2027, 3.82% (B), 01/20/2028, MTN	3,948,000	4,462,306
3.95%, 04/21/2025, MTN	338,000	375,463
Fixed until 03/05/2028, 3.97% (B), 03/05/2029, MTN	400,000	458,947
4.00%, 01/22/2025, MTN	378,000	421,092
4.18%, 11/25/2027, MTN	335,000	383,815
4.25%, 10/22/2026, MTN	142,000	164,426
BAT Capital Corp.
2.26%, 03/25/2028	280,000	281,389
3.22%, 09/06/2026	265,000	284,902
3.46%, 09/06/2029	369,000	392,905
3.56%, 08/15/2027	220,000	237,602
3.73%, 09/25/2040	120,000	120,419
3.98%, 09/25/2050	185,000	182,415
4.39%, 08/15/2037	915,000	989,383
4.54%, 08/15/2047	366,000	391,940
4.91%, 04/02/2030	670,000	790,223
Becton Dickinson & Co.
3.36%, 06/06/2024	475,000	514,058
3.70%, 06/06/2027	80,000	90,707
3.79%, 05/20/2050	470,000	525,702
Berkshire Hathaway Energy Co.
3.70%, 07/15/2030 (A)	221,000	259,780
6.13%, 04/01/2036	122,000	174,163
Berkshire Hathaway Finance Corp.
4.20%, 08/15/2048	706,000	905,810
Biogen, Inc.
2.25%, 05/01/2030	252,000	258,068
3.15%, 05/01/2050	480,000	473,676
Blackstone / GSO Secured Lending Fund
3.65%, 07/14/2023 (A)	205,000	206,591
BMW US Capital LLC
2.25%, 09/15/2023 (A)	180,000	187,942
Boardwalk Pipelines, LP
4.80%, 05/03/2029 (F)	170,000	185,253
Boeing Co.
2.25%, 06/15/2026	250,000	243,344
3.25%, 02/01/2035	575,000	540,482
3.60%, 05/01/2034	365,000	351,386
4.51%, 05/01/2023	940,000	991,080
4.88%, 05/01/2025	1,185,000	1,289,428
5.04%, 05/01/2027	310,000	341,282

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Boeing Co. (continued)
5.15%, 05/01/2030	$ 1,685,000	$ 1,893,955
5.71%, 05/01/2040	160,000	188,628
Bon Secours Mercy Health, Inc.
3.46%, 06/01/2030	470,000	527,981
Boston Gas Co.
3.00%, 08/01/2029 (A)	420,000	462,135
4.49%, 02/15/2042 (A)	24,000	29,661
Boston Properties, LP
3.20%, 01/15/2025	190,000	205,761
Boston Scientific Corp.
3.75%, 03/01/2026	149,000	169,797
4.00%, 03/01/2029	89,000	103,537
4.55%, 03/01/2039	141,000	176,575
4.70%, 03/01/2049	200,000	264,200
BP Capital Markets America, Inc.
1.75%, 08/10/2030	115,000	114,117
2.77%, 11/10/2050	200,000	184,559
3.00%, 02/24/2050	408,000	392,738
3.02%, 01/16/2027	490,000	537,959
3.54%, 04/06/2027	775,000	867,511
Bristol-Myers Squibb Co.
3.45%, 11/15/2027	2,345,000	2,694,703
4.13%, 06/15/2039	252,000	318,563
4.55%, 02/20/2048	235,000	317,812
5.00%, 08/15/2045	225,000	316,410
5.70%, 10/15/2040	114,000	167,203
British Airways Pass-Through Trust
3.30%, 06/15/2034 (A)	323,208	303,061
4.13%, 03/20/2033 (A)	571,753	456,726
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	150,000	160,618
Broadcom, Inc.
3.15%, 11/15/2025	959,000	1,038,720
4.11%, 09/15/2028	379,000	427,417
4.15%, 11/15/2030	693,000	778,477
4.25%, 04/15/2026	250,000	281,655
4.75%, 04/15/2029	880,000	1,025,249
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (A)	160,000	200,033
Brown & Brown, Inc.
2.38%, 03/15/2031	460,000	462,829
Bunge, Ltd. Finance Corp.
1.63%, 08/17/2025	860,000	863,762
3.50%, 11/24/2020	55,000	55,241
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051	510,000	561,628
3.90%, 08/01/2046	540,000	655,273
5.15%, 09/01/2043	231,000	317,001
6.15%, 05/01/2037	200,000	299,333
7.95%, 08/15/2030	200,000	303,437
Cameron LNG LLC
3.30%, 01/15/2035 (A)	193,000	217,753
3.70%, 01/15/2039 (A)	414,000	464,900
Campbell Soup Co.
3.95%, 03/15/2025	408,000	455,192
Capital One Financial Corp.
3.20%, 02/05/2025	175,000	189,058
3.75%, 04/24/2024 - 07/28/2026	260,000	283,077
4.20%, 10/29/2025	100,000	111,003
Cargill, Inc.
2.13%, 04/23/2030 (A)	451,000	472,425
Carrier Global Corp.
2.24%, 02/15/2025 (A)	125,000	130,396
2.49%, 02/15/2027 (A)	262,000	273,955
Celanese US Holdings LLC
3.50%, 05/08/2024	350,000	376,712

Transamerica Series Trust	Page 10

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/2027	$ 137,000	$ 150,729
CenterPoint Energy, Inc.
2.95%, 03/01/2030	33,000	36,157
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051	280,000	276,721
3.75%, 02/15/2028	825,000	912,124
4.80%, 03/01/2050	1,574,000	1,789,848
5.05%, 03/30/2029	290,000	347,589
5.38%, 05/01/2047	80,000	94,989
6.38%, 10/23/2035	89,000	122,054
6.83%, 10/23/2055	120,000	166,196
Chevron Corp.
2.00%, 05/11/2027	384,000	406,165
2.98%, 05/11/2040	294,000	317,396
Chevron USA, Inc.
1.02%, 08/12/2027	545,000	545,378
2.34%, 08/12/2050	150,000	142,055
Children’s Hospital
2.93%, 07/15/2050	180,000	175,524
Cigna Corp.
2.40%, 03/15/2030	438,000	454,260
3.05%, 11/30/2022 - 10/15/2027	750,000	826,558
3.20%, 03/15/2040	415,000	439,936
3.25%, 04/15/2025	165,000	181,463
3.40%, 03/01/2027 - 03/15/2050	400,000	425,454
4.50%, 02/25/2026	144,000	168,222
Cigna Holding Co.
3.25%, 04/15/2025	125,000	135,436
Citigroup, Inc.
Fixed until 11/05/2029, 2.98% (B), 11/05/2030	1,756,000	1,898,467
3.20%, 10/21/2026	194,000	214,001
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	4,875,000	5,433,078
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	1,250,000	1,405,140
3.88%, 03/26/2025	100,000	110,173
Fixed until 01/24/2038, 3.88% (B), 01/24/2039	100,000	116,549
4.30%, 11/20/2026	1,461,000	1,674,318
4.40%, 06/10/2025	358,000	403,934
5.30%, 05/06/2044	30,000	40,004
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	167,000	180,456
4.55%, 11/15/2030 (A)	290,000	346,311
5.50%, 08/15/2024	100,000	115,779
Clorox Co.
1.80%, 05/15/2030	233,000	239,872
CNA Financial Corp.
3.45%, 08/15/2027	160,000	179,760
Coca-Cola Co.
2.50%, 06/01/2040	316,000	331,337
2.60%, 06/01/2050	989,000	993,057
Comcast Corp.
1.50%, 02/15/2031	300,000	297,191
2.35%, 01/15/2027	800,000	858,245
2.45%, 08/15/2052	1,060,000	993,687
3.20%, 07/15/2036	745,000	827,374
3.25%, 11/01/2039	280,000	311,817
3.40%, 04/01/2030	550,000	634,625
3.45%, 02/01/2050	142,000	160,412
3.75%, 04/01/2040	735,000	859,568
4.20%, 08/15/2034	378,000	470,860
4.25%, 01/15/2033	589,000	731,838

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Comcast Corp. (continued)
4.60%, 10/15/2038	$ 350,000	$ 447,352
4.95%, 10/15/2058	440,000	630,447
Commonwealth Edison Co.
3.00%, 03/01/2050	144,000	153,958
3.65%, 06/15/2046	210,000	245,251
3.70%, 03/01/2045	40,000	46,429
4.70%, 01/15/2044	160,000	211,252
Conagra Brands, Inc.
5.30%, 11/01/2038	90,000	116,027
Concho Resources, Inc.
2.40%, 02/15/2031	130,000	123,141
3.75%, 10/01/2027	485,000	523,890
Connecticut Light & Power Co.
3.20%, 03/15/2027	130,000	145,058
4.30%, 04/15/2044	350,000	440,341
ConocoPhillips Co.
4.95%, 03/15/2026	150,000	179,225
Consolidated Edison Co. of New York, Inc.
3.70%, 11/15/2059	150,000	172,180
Constellation Brands, Inc.
3.15%, 08/01/2029	267,000	291,457
3.75%, 05/01/2050	88,000	98,259
4.40%, 11/15/2025	120,000	139,510
Continental Airlines Pass-Through Trust
4.15%, 10/11/2025	327,734	321,150
Corning, Inc.
3.90%, 11/15/2049	464,000	531,626
5.35%, 11/15/2048	110,000	148,517
Costco Wholesale Corp.
1.75%, 04/20/2032	458,000	469,894
Cottage Health Obligated Group
3.30%, 11/01/2049	270,000	299,732
Cox Communications, Inc.
3.25%, 12/15/2022 (A)	140,000	147,572
4.60%, 08/15/2047 (A)	118,000	147,551
4.80%, 02/01/2035 (A)	290,000	364,732
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	217,654
Crown Castle International Corp.
2.25%, 01/15/2031	570,000	576,122
3.25%, 01/15/2051	110,000	109,265
3.30%, 07/01/2030	1,277,000	1,396,492
4.15%, 07/01/2050	269,000	307,472
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	104,000	105,518
CSX Corp.
3.25%, 06/01/2027	295,000	333,245
3.80%, 11/01/2046 - 04/15/2050	479,000	563,488
4.10%, 03/15/2044	170,000	204,003
4.75%, 11/15/2048	223,000	296,052
6.00%, 10/01/2036, MTN	70,000	99,139
Cummins, Inc.
1.50%, 09/01/2030	450,000	447,439
2.60%, 09/01/2050	195,000	191,288
CVS Health Corp.
2.70%, 08/21/2040	1,885,000	1,796,562
3.25%, 08/15/2029	345,000	379,503
4.25%, 04/01/2050	466,000	547,731
4.30%, 03/25/2028	358,000	419,029
5.05%, 03/25/2048	500,000	638,204
CVS Pass-Through Trust
4.70%, 01/10/2036 (A)	199,214	215,720
5.93%, 01/10/2034 (A)	191,810	221,981
6.20%, 10/10/2025 (A)	66,641	71,067
Daimler Finance North America LLC
2.55%, 08/15/2022 (A)	508,000	523,753
2.88%, 03/10/2021 (A)	250,000	252,571

Transamerica Series Trust	Page 11

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Deere & Co.
3.10%, 04/15/2030	$ 774,000	$ 884,082
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 (A)	741,000	837,643
5.30%, 10/01/2029 (A)	170,000	194,973
5.45%, 06/15/2023 (A)	125,000	137,041
6.02%, 06/15/2026 (A)	423,000	496,678
6.10%, 07/15/2027 (A)	394,000	467,193
6.20%, 07/15/2030 (A)	155,000	185,698
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	54,736
4.15%, 05/15/2045	140,000	170,130
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	234,886	235,444
6.82%, 02/10/2024	584,959	585,015
Diamondback Energy, Inc.
3.25%, 12/01/2026	145,000	145,478
4.75%, 05/31/2025 (F)	1,119,000	1,207,108
Discover Bank
4.20%, 08/08/2023	350,000	383,208
Discovery Communications LLC
3.63%, 05/15/2030	389,000	432,214
3.95%, 03/20/2028	280,000	318,528
4.95%, 05/15/2042	35,000	40,935
5.20%, 09/20/2047	365,000	442,145
Dollar General Corp.
4.13%, 05/01/2028	100,000	117,201
Dominion Energy Gas Holdings LLC
3.90%, 11/15/2049	358,000	414,718
4.60%, 12/15/2044	250,000	310,789
Dominion Energy, Inc.
5.25%, 08/01/2033	90,000	114,460
Dow Chemical Co.
2.10%, 11/15/2030 (F)	560,000	552,269
8.85%, 09/15/2021	190,000	201,797
DTE Electric Co.
3.70%, 03/15/2045	123,000	143,895
Duke Energy Carolinas LLC
3.20%, 08/15/2049	40,000	44,426
6.00%, 12/01/2028	100,000	130,639
Duke Energy Indiana LLC
2.75%, 04/01/2050	448,000	458,672
3.75%, 05/15/2046	265,000	311,547
Duke Energy Ohio, Inc.
2.13%, 06/01/2030	90,000	94,473
Duke Energy Progress LLC
3.70%, 10/15/2046	138,000	162,525
5.70%, 04/01/2035	100,000	131,681
Duke Realty, LP
2.88%, 11/15/2029	100,000	109,084
Duke University
2.83%, 10/01/2055	150,000	158,821
DuPont de Nemours, Inc.
5.32%, 11/15/2038	145,000	183,999
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030 (A)	240,000	240,512
3.62%, 08/01/2027 (A)	485,000	518,061
DXC Technology Co.
4.25%, 04/15/2024	99,000	106,980
Eaton Corp.
5.80%, 03/15/2037	130,000	179,062
Edison International
3.13%, 11/15/2022	575,000	593,298
3.55%, 11/15/2024	645,000	680,031
4.13%, 03/15/2028	175,000	179,549
4.95%, 04/15/2025	654,000	715,867
5.75%, 06/15/2027	200,000	220,823

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Eli Lilly & Co.
2.25%, 05/15/2050	$ 994,000	$ 936,589
2.50%, 09/15/2060	250,000	237,509
Emera US Finance, LP
4.75%, 06/15/2046	817,000	984,693
Emory University
2.14%, 09/01/2030	360,000	377,261
Energy Transfer Operating, LP
2.90%, 05/15/2025	562,000	565,037
5.15%, 02/01/2043 - 03/15/2045	641,000	583,268
5.25%, 04/15/2029	340,000	365,026
6.05%, 06/01/2041	325,000	330,007
Eni USA, Inc.
7.30%, 11/15/2027	150,000	194,283
Entergy Arkansas LLC
2.65%, 06/15/2051	190,000	191,748
Entergy Louisiana LLC
2.40%, 10/01/2026	118,000	126,944
2.90%, 03/15/2051	278,000	292,724
3.05%, 06/01/2031	107,000	122,263
4.95%, 01/15/2045	70,000	77,035
Entergy Texas, Inc.
3.45%, 12/01/2027	55,000	59,778
3.55%, 09/30/2049	724,000	814,245
Enterprise Products Operating LLC
3.70%, 01/31/2051	880,000	867,789
3.95%, 01/31/2060	130,000	128,282
4.20%, 01/31/2050	275,000	292,367
4.25%, 02/15/2048	30,000	31,851
4.45%, 02/15/2043	155,000	167,322
4.85%, 08/15/2042	100,000	113,323
5.75%, 03/01/2035	100,000	122,905
7.55%, 04/15/2038	60,000	84,111
EQM Midstream Partners, LP
5.50%, 07/15/2028	290,000	292,045
EQT Corp.
3.90%, 10/01/2027	161,000	148,221
Equinix, Inc.
1.55%, 03/15/2028 (I)	290,000	290,486
Equitable Financial Life Global Funding
1.40%, 07/07/2025 (A)	500,000	510,448
ERAC USA Finance LLC
4.50%, 08/16/2021 - 02/15/2045 (A)	285,000	314,169
5.25%, 10/01/2020 (A)	8,000	8,000
Essex Portfolio, LP
1.65%, 01/15/2031	290,000	282,567
2.65%, 03/15/2032 - 09/01/2050	590,000	588,945
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	770,000	841,228
3.13%, 12/01/2049	450,000	495,463
Evergy Metro, Inc.
2.25%, 06/01/2030	272,000	287,993
5.30%, 10/01/2041	60,000	79,967
Evergy, Inc.
2.90%, 09/15/2029	1,431,000	1,535,915
Exelon Corp.
3.50%, 06/01/2022	300,000	313,645
4.70%, 04/15/2050	395,000	502,370
Exelon Generation Co. LLC
3.25%, 06/01/2025	535,000	584,883
Exxon Mobil Corp.
2.61%, 10/15/2030	1,890,000	2,042,917
3.00%, 08/16/2039	400,000	422,965
3.10%, 08/16/2049	570,000	582,883
FirstEnergy Corp.
2.65%, 03/01/2030	550,000	557,728
3.40%, 03/01/2050	520,000	504,440
3.90%, 07/15/2027	197,000	216,594

Transamerica Series Trust	Page 12

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Fiserv, Inc.
3.20%, 07/01/2026	$ 155,000	$ 172,212
3.50%, 07/01/2029	359,000	409,230
4.40%, 07/01/2049	145,000	181,888
Florida Power & Light Co.
3.80%, 12/15/2042	170,000	205,033
4.05%, 06/01/2042	40,000	49,734
5.63%, 04/01/2034	100,000	143,086
Ford Foundation
2.82%, 06/01/2070	95,000	99,120
Fox Corp.
5.58%, 01/25/2049	175,000	241,737
GE Capital Funding LLC
4.40%, 05/15/2030 (A)	615,000	660,454
General Electric Co.
3.63%, 05/01/2030	1,547,000	1,602,094
4.13%, 10/09/2042	206,000	208,419
5.55%, 01/05/2026, MTN	542,000	632,604
General Motors Co.
4.88%, 10/02/2023	440,000	478,778
5.20%, 04/01/2045	205,000	220,819
General Motors Financial Co., Inc.
1.70%, 08/18/2023	785,000	786,962
2.75%, 06/20/2025	1,255,000	1,284,013
5.25%, 03/01/2026	40,000	45,002
Gilead Sciences, Inc.
1.20%, 10/01/2027	257,000	257,774
1.65%, 10/01/2030	430,000	429,252
2.60%, 10/01/2040	595,000	591,644
2.80%, 10/01/2050	370,000	365,650
4.00%, 09/01/2036	604,000	731,628
4.80%, 04/01/2044	194,000	250,053
Glencore Funding LLC
1.63%, 09/01/2025 (A)	515,000	510,679
2.50%, 09/01/2030 (A)	965,000	938,649
4.00%, 03/27/2027 (A)	395,000	431,334
4.13%, 05/30/2023 (A)	117,000	125,435
4.63%, 04/29/2024 (A)	220,000	242,363
Global Payments, Inc.
2.90%, 05/15/2030	182,000	194,742
3.20%, 08/15/2029	750,000	818,058
4.15%, 08/15/2049	305,000	358,010
Goldman Sachs Group, Inc.
3.50%, 04/01/2025 - 11/16/2026	3,053,000	3,370,675
Fixed until 06/05/2027, 3.69% (B), 06/05/2028	2,428,000	2,721,615
3.80%, 03/15/2030	682,000	790,477
Fixed until 04/23/2028, 3.81% (B), 04/23/2029	508,000	578,163
3.85%, 01/26/2027	1,382,000	1,555,868
Fixed until 10/31/2037, 4.02% (B), 10/31/2038	415,000	481,480
Fixed until 04/23/2038, 4.41% (B), 04/23/2039	385,000	470,039
Goodman Finance Three LLC
3.70%, 03/15/2028 (A)	151,000	165,233
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (A)	345,000	346,903
2.60%, 10/15/2025 (A)	385,000	386,326
3.45%, 10/15/2027 (A)	130,000	132,827
GTP Acquisition Partners I LLC
3.48%, 06/15/2050 (A)	36,000	38,849
Halliburton Co.
7.60%, 08/15/2096 (A)	40,000	43,198
8.75%, 02/15/2021	100,000	102,756

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	$ 130,000	$ 133,488
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	210,000	246,650
Hartford HealthCare Corp.
3.45%, 07/01/2054	580,000	568,506
HCA, Inc.
4.50%, 02/15/2027	1,754,000	1,970,081
5.13%, 06/15/2039	280,000	339,797
5.25%, 06/15/2026 - 06/15/2049	600,000	704,035
5.50%, 06/15/2047	280,000	346,629
Healthcare Trust of America Holdings, LP
2.00%, 03/15/2031	540,000	530,721
3.10%, 02/15/2030	500,000	538,039
Healthpeak Properties, Inc.
2.88%, 01/15/2031	270,000	285,002
3.00%, 01/15/2030	569,000	613,238
3.50%, 07/15/2029	296,000	329,668
Hershey Co.
2.65%, 06/01/2050	220,000	225,951
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024	275,000	278,152
Home Depot, Inc.
3.13%, 12/15/2049	664,000	740,741
3.30%, 04/15/2040	782,000	888,365
3.35%, 04/15/2050	188,000	217,630
Honeywell International, Inc.
2.80%, 06/01/2050	50,000	53,603
HP, Inc.
3.00%, 06/17/2027	165,000	178,381
Hyundai Capital America
1.25%, 09/18/2023 (A)	630,000	628,595
1.80%, 10/15/2025 (A)	365,000	363,069
2.38%, 10/15/2027 (A)	465,000	465,005
Indiana Michigan Power Co.
3.20%, 03/15/2023	120,000	126,525
Intact US Holdings, Inc.
4.60%, 11/09/2022	250,000	262,562
Intel Corp.
3.73%, 12/08/2047	140,000	167,192
International Business Machines Corp.
1.70%, 05/15/2027	1,359,000	1,404,974
1.95%, 05/15/2030	214,000	220,778
2.85%, 05/15/2040	1,464,000	1,553,176
3.30%, 05/15/2026	625,000	703,821
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	110,000	129,095
5.00%, 09/26/2048	126,000	155,912
International Lease Finance Corp.
5.88%, 08/15/2022	150,000	160,522
8.63%, 01/15/2022	360,000	387,089
International Paper Co.
8.70%, 06/15/2038	70,000	107,993
Interstate Power & Light Co.
2.30%, 06/01/2030	140,000	147,853
ITC Holdings Corp.
2.95%, 05/14/2030 (A)	1,068,000	1,148,462
3.25%, 06/30/2026	280,000	312,631
3.35%, 11/15/2027	454,000	508,009
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	215,000	248,317
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (A)	275,000	314,385
6.15%, 06/01/2037	80,000	106,702
John Deere Capital Corp.
2.25%, 09/14/2026, MTN	220,000	238,921

Transamerica Series Trust	Page 13

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	$ 67,953	$ 86,887
Johnson & Johnson
2.25%, 09/01/2050	305,000	304,341
3.40%, 01/15/2038	196,000	229,841
Keurig Dr. Pepper, Inc.
3.43%, 06/15/2027	550,000	612,375
4.42%, 05/25/2025	112,000	129,018
4.60%, 05/25/2028	1,076,000	1,292,136
KeyCorp
4.15%, 10/29/2025, MTN	130,000	149,506
KeySpan Gas East Corp.
2.74%, 08/15/2026 (A)	95,000	104,484
Kimberly-Clark Corp.
3.10%, 03/26/2030	450,000	516,225
Kimco Realty Corp.
2.70%, 10/01/2030	330,000	335,160
Kinder Morgan Energy Partners, LP
5.00%, 10/01/2021	375,000	387,135
Kinder Morgan, Inc.
2.00%, 02/15/2031	1,290,000	1,242,802
3.25%, 08/01/2050	280,000	252,151
Kroger Co.
3.88%, 10/15/2046	333,000	377,468
8.00%, 09/15/2029	125,000	177,374
L3 Harris Technologies, Inc.
3.83%, 04/27/2025	438,000	489,496
4.40%, 06/15/2028	561,000	668,720
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	138,000	142,792
Leidos, Inc.
2.95%, 05/15/2023 (A)	110,000	115,069
4.38%, 05/15/2030 (A)	100,000	117,195
Lennox International, Inc.
1.35%, 08/01/2025	540,000	544,047
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (A)	100,000	120,644
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (A)	220,000	276,451
Life Storage, LP
4.00%, 06/15/2029	350,000	397,490
Lincoln National Corp.
4.00%, 09/01/2023	100,000	109,170
Lockheed Martin Corp.
2.80%, 06/15/2050	480,000	504,502
3.80%, 03/01/2045	460,000	546,850
4.07%, 12/15/2042	75,000	93,693
4.50%, 05/15/2036	150,000	190,691
Louisville Gas & Electric Co.
4.65%, 11/15/2043	40,000	50,516
Lowe’s Cos., Inc.
2.50%, 04/15/2026	150,000	162,613
3.65%, 04/05/2029	255,000	294,492
3.70%, 04/15/2046	1,004,000	1,151,346
4.55%, 04/05/2049	140,000	179,644
Magellan Midstream Partners, LP
5.15%, 10/15/2043	62,000	72,080
Marathon Petroleum Corp.
4.50%, 05/01/2023	125,000	134,901
Mars, Inc.
1.63%, 07/16/2032 (A)	400,000	396,841
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	156,000	173,049
Masco Corp.
2.00%, 10/01/2030	90,000	90,034
6.50%, 08/15/2032	250,000	324,085

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	$ 113,000	$ 135,109
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (A)	250,000	284,870
Mastercard, Inc.
3.85%, 03/26/2050	270,000	344,715
McCormick & Co., Inc.
2.50%, 04/15/2030	653,000	698,430
McDonald’s Corp.
3.63%, 09/01/2049, MTN	345,000	387,384
3.70%, 02/15/2042, MTN	80,000	89,685
4.20%, 04/01/2050, MTN	360,000	438,155
6.30%, 10/15/2037, MTN	71,000	106,018
Memorial Health Services
3.45%, 11/01/2049	535,000	560,764
Merck & Co., Inc.
2.35%, 06/24/2040	250,000	253,692
2.45%, 06/24/2050	195,000	195,740
3.70%, 02/10/2045	125,000	150,295
MetLife, Inc.
4.13%, 08/13/2042	127,000	153,950
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (A)	170,000	188,493
Microchip Technology, Inc.
2.67%, 09/01/2023 (A)	370,000	382,962
Microsoft Corp.
2.53%, 06/01/2050	269,000	281,325
2.68%, 06/01/2060	15,000	15,823
3.45%, 08/08/2036 (F)	533,000	646,772
3.50%, 02/12/2035 - 11/15/2042	479,000	590,494
3.70%, 08/08/2046	1,163,000	1,460,378
3.95%, 08/08/2056	73,000	96,152
4.10%, 02/06/2037	167,000	216,501
Mid-America Apartments, LP
1.70%, 02/15/2031	150,000	147,692
Mississippi Power Co.
3.95%, 03/30/2028	180,000	206,583
Mondelez International, Inc.
2.75%, 04/13/2030	109,000	118,529
Morgan Stanley
Fixed until 04/28/2025, 2.19% (B), 04/28/2026	800,000	837,828
Fixed until 01/22/2030, 2.70% (B), 01/22/2031, MTN	1,433,000	1,526,425
Fixed until 07/22/2024, 2.72% (B), 07/22/2025, MTN	1,090,000	1,157,877
Fixed until 07/22/2027, 3.59% (B), 07/22/2028	1,456,000	1,637,550
Fixed until 04/01/2030, 3.62% (B), 04/01/2031, MTN	943,000	1,083,488
3.63%, 01/20/2027	564,000	639,159
Fixed until 04/24/2023, 3.74% (B), 04/24/2024	815,000	877,285
3.88%, 01/27/2026, MTN	1,370,000	1,561,492
3.95%, 04/23/2027	225,000	255,054
4.00%, 07/23/2025, MTN	871,000	984,448
5.00%, 11/24/2025	334,000	392,393
Mosaic Co.
4.05%, 11/15/2027 (F)	85,000	94,584
MPLX, LP
2.65%, 08/15/2030	210,000	204,973
4.00%, 03/15/2028	639,000	695,419
4.13%, 03/01/2027	104,000	114,321
4.50%, 04/15/2038	851,000	871,209
4.70%, 04/15/2048	152,000	154,265
5.25%, 01/15/2025	134,000	138,593
5.50%, 02/15/2049	275,000	308,859

Transamerica Series Trust	Page 14

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
MultiCare Health System
2.80%, 08/15/2050	$ 120,000	$ 118,255
Narragansett Electric Co.
3.40%, 04/09/2030 (A)	252,000	287,301
National Retail Properties, Inc.
3.50%, 10/15/2027	100,000	106,546
3.60%, 12/15/2026	124,000	134,053
4.30%, 10/15/2028	400,000	446,839
Nevada Power Co.
5.45%, 05/15/2041	40,000	54,028
6.65%, 04/01/2036	100,000	147,729
New England Power Co.
3.80%, 12/05/2047 (A)	112,000	130,975
New York & Presbyterian Hospital
2.26%, 08/01/2040	430,000	410,042
New York Life Global Funding
3.00%, 01/10/2028 (A)	137,000	153,337
New York Life Insurance Co.
3.75%, 05/15/2050 (A)	165,000	186,025
4.45%, 05/15/2069 (A)	330,000	404,963
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030	900,000	931,975
2.75%, 11/01/2029	882,000	956,410
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	250,000	256,609
3.51%, 10/01/2024 (A)	141,000	154,509
NIKE, Inc.
3.25%, 03/27/2040	534,000	610,957
3.38%, 03/27/2050	102,000	119,149
NiSource, Inc.
0.95%, 08/15/2025	650,000	649,319
1.70%, 02/15/2031	190,000	186,781
2.95%, 09/01/2029	820,000	890,316
5.65%, 02/01/2045	89,000	122,784
5.80%, 02/01/2042	67,000	91,086
Noble Energy, Inc.
3.25%, 10/15/2029	200,000	221,089
4.20%, 10/15/2049	340,000	408,578
5.25%, 11/15/2043	220,000	291,673
Norfolk Southern Corp.
3.05%, 05/15/2050	827,000	878,906
3.85%, 01/15/2024	125,000	136,925
3.95%, 10/01/2042	160,000	188,590
4.05%, 08/15/2052	127,000	155,632
Northern Trust Corp.
1.95%, 05/01/2030	590,000	614,203
Fixed until 05/08/2027, 3.38% (B), 05/08/2032	280,000	306,215
Northrop Grumman Corp.
3.20%, 02/01/2027	112,000	125,188
3.25%, 01/15/2028	1,989,000	2,234,791
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (A)	190,000	214,667
Novartis Capital Corp.
2.75%, 08/14/2050 (F)	288,000	309,304
NRG Energy, Inc.
3.75%, 06/15/2024 (A)	1,445,000	1,542,550
4.45%, 06/15/2029 (A)	250,000	275,463
Nucor Corp.
6.40%, 12/01/2037	200,000	289,630
NVIDIA Corp.
3.50%, 04/01/2050	235,000	275,016
NYU Langone Hospitals
3.38%, 07/01/2055	225,000	227,475
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	142,000	161,530

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Office Properties Income Trust
4.00%, 07/15/2022	$ 251,000	$ 253,977
Oncor Electric Delivery Co. LLC
3.70%, 05/15/2050	40,000	48,571
One Gas, Inc.
2.00%, 05/15/2030	70,000	72,567
ONEOK Partners, LP
6.65%, 10/01/2036	220,000	247,615
ONEOK, Inc.
2.20%, 09/15/2025	250,000	246,479
3.40%, 09/01/2029	384,000	376,243
5.20%, 07/15/2048	300,000	289,949
Oracle Corp.
2.80%, 04/01/2027	867,000	953,302
3.60%, 04/01/2040 - 04/01/2050	1,862,000	2,116,543
3.80%, 11/15/2037	160,000	187,713
3.85%, 07/15/2036	165,000	194,953
Otis Worldwide Corp.
2.57%, 02/15/2030	580,000	623,344
Pacific Gas & Electric Co.
1.75%, 06/16/2022	1,125,000	1,126,352
3.85%, 11/15/2023 (F)	1,465,000	1,551,915
4.00%, 12/01/2046	320,000	300,996
4.45%, 04/15/2042	645,000	647,939
4.60%, 06/15/2043	390,000	393,458
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (B), 10/24/2067 (A)	124,000	133,061
PacifiCorp
2.70%, 09/15/2030	628,000	688,596
3.30%, 03/15/2051	658,000	734,270
4.13%, 01/15/2049	286,000	357,130
Packaging Corp. of America
4.05%, 12/15/2049	340,000	406,471
Partners Healthcare System, Inc.
3.34%, 07/01/2060	944,000	1,036,777
PECO Energy Co.
2.80%, 06/15/2050	139,000	144,428
Pennsylvania Electric Co.
3.60%, 06/01/2029 (A)	190,000	213,475
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	150,000	156,150
4.13%, 08/01/2023 (A)	184,000	199,866
4.88%, 07/11/2022 (A)	100,000	107,467
Pepperdine University
3.30%, 12/01/2059	230,000	252,248
PepsiCo, Inc.
3.50%, 03/19/2040	92,000	108,950
3.60%, 08/13/2042	25,000	29,584
Pfizer, Inc.
2.55%, 05/28/2040	375,000	389,846
2.70%, 05/28/2050	965,000	1,007,988
3.90%, 03/15/2039	385,000	467,961
Philip Morris International, Inc.
2.10%, 05/01/2030	782,000	804,377
3.88%, 08/21/2042	488,000	553,102
4.38%, 11/15/2041	175,000	213,426
Phillips
66 2.15%, 12/15/2030 (F)	939,000	913,174
Phillips 66 Partners, LP
3.15%, 12/15/2029	510,000	503,299
Pioneer Natural Resources Co.
1.90%, 08/15/2030	670,000	628,407

Transamerica Series Trust	Page 15

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Plains All American Pipeline, LP / PAA Finance Corp.
3.80%, 09/15/2030	$ 300,000	$ 290,905
4.30%, 01/31/2043	371,000	314,398
4.70%, 06/15/2044	180,000	159,597
Precision Castparts Corp.
3.25%, 06/15/2025	106,000	117,426
4.20%, 06/15/2035	160,000	199,827
President & Fellows of Harvard College
3.30%, 07/15/2056	214,000	259,515
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	415,809
Progress Energy, Inc.
7.00%, 10/30/2031	110,000	156,609
Progressive Corp.
Fixed until 03/15/2023 (H), 5.38% (B)	150,000	150,000
Prologis, LP
1.25%, 10/15/2030	165,000	161,346
2.13%, 10/15/2050	170,000	153,076
3.25%, 10/01/2026	625,000	706,721
Prudential Financial, Inc.
3.70%, 03/13/2051, MTN	195,000	215,058
3.91%, 12/07/2047	184,000	204,698
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	300,000	391,232
PSEG Power LLC
4.15%, 09/15/2021	113,000	115,875
Public Service Co. of Oklahoma
6.63%, 11/15/2037	80,000	115,333
Public Service Electric & Gas Co.
2.70%, 05/01/2050, MTN	314,000	327,877
QUALCOMM, Inc.
1.65%, 05/20/2032 (A)	395,000	390,087
Quanta Services, Inc.
2.90%, 10/01/2030	370,000	377,626
Raytheon Technologies Corp.
3.20%, 03/15/2024 (A)	340,000	364,978
3.75%, 11/01/2046	410,000	469,619
4.13%, 11/16/2028	1,950,000	2,309,044
4.15%, 05/15/2045	198,000	237,507
4.45%, 11/16/2038	158,000	194,557
4.50%, 06/01/2042	261,000	329,519
Realty Income Corp.
3.25%, 01/15/2031	100,000	110,665
3.88%, 04/15/2025	175,000	198,257
4.65%, 03/15/2047	113,000	148,326
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	460,000	450,239
2.80%, 09/15/2050	355,000	334,576
Regions Financial Corp.
3.80%, 08/14/2023	170,000	184,319
Reliance Steel & Aluminum Co.
1.30%, 08/15/2025	600,000	599,257
Republic Services, Inc.
1.45%, 02/15/2031	230,000	226,826
3.05%, 03/01/2050	155,000	164,666
Reynolds American, Inc.
5.70%, 08/15/2035	150,000	187,376
Roper Technologies, Inc.
1.40%, 09/15/2027	760,000	767,745
2.00%, 06/30/2030	400,000	407,757
2.95%, 09/15/2029	339,000	373,147
Rush Obligated Group
3.92%, 11/15/2029	446,000	518,606
S&P Global, Inc.
3.25%, 12/01/2049	500,000	571,321
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (A)	244,000	274,854

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
San Diego Gas & Electric Co.
3.32%, 04/15/2050	$ 140,000	$ 152,933
4.30%, 04/01/2042	80,000	93,778
SART
4.75%, 07/15/2024	1,039,668	1,044,867
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	379,000	408,085
Sempra Energy
4.05%, 12/01/2023	96,000	105,046
Sherwin-Williams Co.
3.30%, 05/15/2050	363,000	384,384
Sierra Pacific Power Co.
2.60%, 05/01/2026	1,130,000	1,231,569
Simon Property Group, LP
3.25%, 09/13/2049	251,000	230,196
3.38%, 10/01/2024	539,000	583,409
3.50%, 09/01/2025	330,000	361,736
Smithfield Foods, Inc.
3.00%, 10/15/2030 (A)	380,000	380,821
Southern California Edison Co.
1.85%, 02/01/2022	16,500	16,520
2.25%, 06/01/2030 (F)	524,000	525,775
3.60%, 02/01/2045	300,000	308,018
3.65%, 03/01/2028	150,000	165,140
3.65%, 02/01/2050 (F)	91,000	94,034
3.70%, 08/01/2025	100,000	110,847
3.90%, 12/01/2041	50,000	51,214
4.05%, 03/15/2042	325,000	350,716
Southern California Gas Co.
2.55%, 02/01/2030	477,000	514,596
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	1,050,000	1,036,873
3.25%, 06/15/2026	42,000	46,204
Southern Natural Gas Co. LLC
8.00%, 03/01/2032	140,000	198,739
Southern Power Co.
5.15%, 09/15/2041	165,000	194,450
Southwest Gas Corp.
3.80%, 09/29/2046	100,000	110,481
Southwestern Electric Power Co.
3.90%, 04/01/2045	150,000	164,803
Southwestern Public Service Co.
6.00%, 10/01/2036	97,000	130,210
Spectra Energy Partners, LP
3.50%, 03/15/2025	125,000	136,367
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	152,681	142,974
Starbucks Corp.
2.55%, 11/15/2030	260,000	276,056
3.35%, 03/12/2050	220,000	225,759
3.75%, 12/01/2047	315,000	342,485
State Street Corp.
Fixed until 12/03/2028, 4.14% (B), 12/03/2029	625,000	752,602
Steel Dynamics, Inc.
3.45%, 04/15/2030	389,000	428,890
Sunoco Logistics Partners Operations, LP
4.95%, 01/15/2043	309,000	274,794
5.30%, 04/01/2044	274,000	255,283
5.35%, 05/15/2045	188,000	174,956
6.10%, 02/15/2042	100,000	100,974
Sysco Corp.
3.30%, 02/15/2050	633,000	593,946
T-Mobile USA, Inc.
2.05%, 02/15/2028 (A)	1,530,000	1,566,445
2.55%, 02/15/2031 (A)	605,000	625,939
3.00%, 02/15/2041 (A) (I)	350,000	346,318
3.30%, 02/15/2051 (A) (I)	150,000	148,607

Transamerica Series Trust	Page 16

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
T-Mobile USA, Inc. (continued)
3.75%, 04/15/2027 (A)	$ 1,895,000	$ 2,126,455
3.88%, 04/15/2030 (A)	231,000	262,097
4.38%, 04/15/2040 (A)	343,000	402,054
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (A)	200,000	234,164
Fixed until 09/15/2024, 4.38% (B), 09/15/2054 (A)	110,000	116,607
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (A)	129,000	132,737
4.15%, 01/15/2048 (A)	280,000	299,021
Texas Health Resources
2.33%, 11/15/2050	110,000	102,246
4.33%, 11/15/2055	250,000	335,138
Texas Instruments, Inc.
1.75%, 05/04/2030	343,000	353,797
Time Warner Cable LLC
4.50%, 09/15/2042	140,000	152,077
5.50%, 09/01/2041	165,000	199,879
5.88%, 11/15/2040	140,000	174,451
6.55%, 05/01/2037	100,000	132,946
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	330,000	505,431
Toledo Edison Co.
6.15%, 05/15/2037	130,000	185,730
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030 (A)	300,000	324,262
Travelers Cos., Inc.
2.55%, 04/27/2050	317,000	311,091
Truist Bank
3.30%, 05/15/2026	320,000	358,870
Truist Financial Corp.
1.95%, 06/05/2030, MTN	150,000	154,263
Trustees of Boston University
3.17%, 10/01/2050	380,000	407,887
Tucson Electric Power Co.
1.50%, 08/01/2030	385,000	381,622
4.00%, 06/15/2050	278,000	333,071
TWDC Enterprises 18 Corp.
3.70%, 12/01/2042, MTN	150,000	169,667
Tyson Foods, Inc.
3.55%, 06/02/2027	943,000	1,066,540
4.00%, 03/01/2026	230,000	263,467
4.55%, 06/02/2047	106,000	133,553
5.15%, 08/15/2044	140,000	185,768
UDR, Inc.
2.10%, 08/01/2032, MTN	170,000	168,578
3.00%, 08/15/2031	140,000	151,487
3.20%, 01/15/2030, MTN	460,000	509,663
Union Carbide Corp.
7.75%, 10/01/2096	40,000	54,895
Union Electric Co.
2.95%, 06/15/2027 - 03/15/2030	1,149,000	1,285,553
Union Pacific Corp.
3.55%, 08/15/2039, MTN	1,125,000	1,288,007
United Airlines Pass-Through Trust
2.88%, 04/07/2030	650,884	618,212
3.50%, 09/01/2031	217,070	205,648
3.75%, 03/03/2028	251,335	237,578
4.15%, 02/25/2033	389,568	388,638
4.30%, 02/15/2027	187,649	181,067
4.55%, 02/25/2033	346,556	292,064
UnitedHealth Group, Inc.
2.75%, 05/15/2040	642,000	678,362
2.90%, 05/15/2050	300,000	316,382
3.50%, 08/15/2039	590,000	677,804
4.63%, 07/15/2035	143,000	188,329

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Universal Health Services, Inc.
2.65%, 10/15/2030 (A)	$ 680,000	$ 676,777
University of Southern California
3.23%, 10/01/2120	240,000	256,079
Upjohn, Inc.
1.65%, 06/22/2025 (A)	170,000	174,019
2.30%, 06/22/2027 (A)	824,000	853,286
2.70%, 06/22/2030 (A)	565,000	584,979
3.85%, 06/22/2040 (A)	100,000	108,008
4.00%, 06/22/2050 (A)	195,000	208,121
Valero Energy Corp.
1.20%, 03/15/2024	750,000	746,823
2.15%, 09/15/2027	510,000	507,941
Ventas Realty, LP
3.85%, 04/01/2027	123,000	134,014
Verizon Communications, Inc.
3.15%, 03/22/2030	674,000	761,640
4.02%, 12/03/2029	300,000	359,238
4.27%, 01/15/2036	1,405,000	1,733,058
4.33%, 09/21/2028	1,450,000	1,758,123
4.40%, 11/01/2034	811,000	1,011,053
4.50%, 08/10/2033	600,000	761,001
4.67%, 03/15/2055	315,000	436,443
4.86%, 08/21/2046	109,000	148,839
5.25%, 03/16/2037	206,000	285,281
ViacomCBS, Inc.
3.70%, 08/15/2024	173,000	189,359
4.20%, 05/19/2032 (F)	623,000	712,933
4.60%, 01/15/2045	365,000	401,010
4.85%, 07/01/2042	100,000	112,302
Virginia Electric & Power Co.
3.50%, 03/15/2027	275,000	313,503
Visa, Inc.
2.70%, 04/15/2040	362,000	391,570
VMware, Inc.
2.95%, 08/21/2022	319,000	332,127
Volkswagen Group of America Finance LLC
2.70%, 09/26/2022 (A)	908,000	941,278
3.20%, 09/26/2026 (A)	276,000	301,705
Walmart, Inc.
3.63%, 12/15/2047	60,000	73,882
3.95%, 06/28/2038	459,000	575,331
Walt Disney Co.
2.65%, 01/13/2031	910,000	982,500
2.75%, 09/01/2049	138,000	134,565
3.50%, 05/13/2040	410,000	463,549
9.50%, 07/15/2024	80,000	104,492
WEA Finance LLC
2.88%, 01/15/2027 (A)	265,000	261,406
Wells Fargo & Co.
Fixed until 06/02/2027, 2.39% (B), 06/02/2028, MTN	405,000	422,528
Fixed until 10/30/2024, 2.41% (B), 10/30/2025, MTN	690,000	722,517
Fixed until 02/11/2030, 2.57% (B), 02/11/2031, MTN	1,876,000	1,969,447
Fixed until 04/30/2040, 3.07% (B), 04/30/2041	985,000	1,030,409
Fixed until 06/17/2026, 3.20% (B), 06/17/2027, MTN	2,932,000	3,199,778
3.30%, 09/09/2024, MTN	300,000	326,792
Fixed until 05/22/2027, 3.58% (B), 05/22/2028, MTN	1,321,000	1,478,782
3.75%, 01/24/2024, MTN	255,000	277,063
4.40%, 06/14/2046, MTN	295,000	352,391
4.65%, 11/04/2044, MTN	123,000	150,098
4.90%, 11/17/2045, MTN	90,000	114,459
5.38%, 11/02/2043	200,000	264,750

Transamerica Series Trust	Page 17

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Welltower, Inc.
2.75%, 01/15/2031	$ 480,000	$ 494,625
3.10%, 01/15/2030	922,000	979,537
4.00%, 06/01/2025	470,000	527,578
6.50%, 03/15/2041	140,000	184,381
Western Union Co.
3.60%, 03/15/2022	230,000	238,413
Westlake Chemical Corp.
3.60%, 07/15/2022	150,000	156,464
Williams Cos., Inc.
3.75%, 06/15/2027	291,000	319,330
4.85%, 03/01/2048	146,000	163,577
Wisconsin Electric Power Co.
3.10%, 06/01/2025	110,000	120,017
3.65%, 12/15/2042 (F)	40,000	43,406
WP Carey, Inc.
4.25%, 10/01/2026	100,000	112,899
WW Grainger, Inc.
4.60%, 06/15/2045	291,000	374,181
Xcel Energy, Inc.
2.60%, 12/01/2029	420,000	453,762
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	200,000	195,477
Zoetis, Inc.
2.00%, 05/15/2030	260,000	267,808
3.00%, 05/15/2050	249,000	266,823
3.90%, 08/20/2028	950,000	1,127,719
4.50%, 11/13/2025	115,000	134,524

		378,542,098

Virgin Islands, British - 0.0% (G)
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (A)	360,000	394,960

Total Corporate Debt Securities (Cost $478,810,259)		498,747,469

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Colombia - 0.0% (G)
Colombia Government International Bond
4.00%, 02/26/2024	200,000	213,234
5.00%, 06/15/2045	200,000	233,000
7.38%, 09/18/2037	100,000	140,750

		586,984

Israel - 0.1%
Israel Government AID Bond
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	966,626

Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028	1,151,000	1,239,063
4.13%, 01/21/2026	200,000	222,502
4.50%, 01/31/2050	265,000	280,238
4.75%, 03/08/2044, MTN	332,000	362,046

		2,103,849

Panama - 0.0% (G)
Panama Government International Bond
4.50%, 04/16/2050	200,000	249,802

Total Foreign Government Obligations (Cost $3,577,996)		3,907,261

	Principal	Value
MORTGAGE-BACKED SECURITIES - 5.3%
Cayman Islands - 0.0% (G)
BXMT, Ltd.
Series 2017-FL1, Class D,
1-Month LIBOR + 2.70%, 2.85% (B), 06/15/2035 (A)	$ 580,000	$ 574,940

United States - 5.3%
Alternative Loan Trust
Series 2004-27CB,Class A1,
6.00%, 12/25/2034	239,352	240,003
Series 2004-28CB, Class 3A1,
6.00%, 01/25/2035	240,220	240,546
Series 2006-41CB, Class 2A13,
5.75%, 01/25/2037	522,416	407,792
Angel Oak Mortgage Trust
Series 2019-4, Class A3,
3.30% (B), 07/26/2049 (A)	575,975	582,009
Series 2019-4, Class B2,
5.66% (B), 07/26/2049 (A)	2,000,000	1,866,335
Series 2019-5, Class B1,
3.96% (B), 10/25/2049 (A)	2,470,000	2,435,887
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	104,407
Series 2014-520M, Class C,
4.35% (B), 08/15/2046 (A)	150,000	161,461
Banc of America Funding Trust
Series 2005-E, Class 4A1,
3.77% (B), 03/20/2035	4,599	4,674
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
2.77% (B), 11/25/2033	20,607	20,557
BANK
Series 2019-BN21, Class XA,
1.00% (B), 10/17/2052	11,237,003	726,243
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	900,000	871,943
BCAP LLC Trust
Series 2007-AA2, Class 2A12,
5.50%, 04/25/2037	1,305,515	950,272
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1-Month LIBOR + 0.64%, 0.79% (B), 07/25/2034	24,857	24,947
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
3.13% (B), 07/25/2033	14,414	14,538
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 3.84% (B), 02/25/2036	108,755	109,595
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.72% (B), 06/11/2041 (A)	814	2
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
1.38% (B), 12/11/2049 (A)	4,830	16
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.50% (B), 02/25/2037	21,520	21,301

Transamerica Series Trust	Page 18

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Chase Mortgage Finance Trust (continued)
Series 2007-A1, Class 8A1,
3.39% (B), 02/25/2037	$ 224,592	$ 225,358
Series 2007-A2, Class 2A1,
3.53% (B), 06/25/2035	10,196	10,106
CHL Mortgage Pass-Through Trust
Series 2004-22, Class A1,
3.73% (B), 11/25/2034	325,492	322,679
Series 2004-3, Class A26,
5.50%, 04/25/2034	22,562	23,001
Series 2004-3, Class A4,
5.75%, 04/25/2034	18,050	18,442
Series 2004-HYB6, Class A3,
3.18% (B), 11/20/2034	237,913	238,949
Series 2005-15, Class A3,
5.75%, 08/25/2035	206,617	175,680
Series 2005-HYB3, Class 2A2A,
3.54% (B), 06/20/2035	402,473	406,900
Series 2006-HYB2, Class 2A1B,
3.41% (B), 04/20/2036	415,694	380,714
Series 2007-2, Class A16,
6.00%, 03/25/2037	506,601	389,115
CIM Trust
Series 2019-INV3, Class A11,
1-Month LIBOR + 1.00%, 1.13% (B), 08/25/2049 (A) (J)	0	0
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5,
5.25%, 05/25/2034	40,294	41,816
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class B1,
3.97% (B), 07/25/2049 (A)	1,000,000	996,978
COMM Mortgage Trust
Series 2013-300P, Class A1,
4.35%, 08/10/2030 (A)	500,000	534,562
Series 2013-SFS, Class A2,
3.09% (B), 04/12/2035 (A)	156,000	153,673
Series 2014-CR19, Class A5,
3.80%, 08/10/2047	750,000	823,537
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	437,000	488,881
Series 2018-HOME, Class A,
3.94% (B), 04/10/2033 (A)	1,565,000	1,746,807
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	13,042	13,500
Series 2003-AR26, Class 2A1,
3.36% (B), 11/25/2033	208,169	206,906
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	38,107	39,594
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (A)	600,000	456,218
Deephaven Residential Mortgage Trust
Series 2019-3A, Class B1,
4.26% (B), 07/25/2059 (A)	1,000,000	959,080
Series 2019-4A, Class A3,
3.05% (B), 10/25/2059 (A)	1,423,593	1,438,091
Series 2020-1, Class A3,
2.65% (B), 01/25/2060 (A)	1,144,876	1,159,007
Series 2020-1, Class B1,
3.66% (B), 01/25/2060 (A)	2,000,000	1,952,377

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2006-AR1, Class 1A3,
1-Month LIBOR + 0.33%, 0.48% (B), 02/25/2036	$ 1,265,820	$ 1,216,321
Ellington Financial Mortgage Trust
Series 2018-1, Class A1FX,
4.14% (B), 10/25/2058 (A)	476,316	488,315
FWD Securitization Trust
Series 2019-INV1, Class M1,
3.48% (B), 06/25/2049 (A)	1,150,000	1,120,018
GCAT Trust
Series 2019-NQM2, Class A3,
3.16% (B), 09/25/2059 (A)	1,637,419	1,660,995
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	700,000	705,672
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 0.50% (B), 09/25/2035 (A)	46,669	38,594
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1,
2.86% (B), 10/25/2033	10,977	10,998
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	29,417	30,633
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	8,718	8,935
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (B), 11/25/2024 (A)	1,120,000	1,147,609
Series 2018-RPL1, Class A,
3.88% (B), 08/25/2024 (A)	1,565,000	1,602,009
Series 2019-RPL1, Class NOTE,
3.97% (B), 06/25/2024 (A)	1,500,000	1,508,918
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1,
3.95% (B), 01/25/2059 (A)	500,000	507,934
Impac CMB Trust
Series 2004-10, Class 3A1,
1-Month LIBOR + 0.70%, 0.85% (B), 03/25/2035	452,868	435,452
Series 2004-4, Class 1A2,
1-Month LIBOR + 0.62%, 0.77% (B), 09/25/2034	134,171	128,436
Series 2005-4, Class 1A1A,
1-Month LIBOR + 0.54%, 0.69% (B), 05/25/2035	429,442	425,930
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.60%, 0.75% (B), 05/25/2035	25,635	24,233
Series 2005-4, Class 2B1,
1-Month LIBOR + 2.48%, 2.62% (B), 05/25/2035	372,867	357,645
Series 2005-8, Class 1AM,
1-Month LIBOR + 0.70%, 0.85% (B), 02/25/2036	604,515	581,116
Series 2007-A, Class M3,
1-Month LIBOR + 2.25%, 2.40% (B), 05/25/2037 (A)	533,475	513,401
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1,
5.01% (B), 08/25/2033	29,950	30,935

Transamerica Series Trust	Page 19

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 0.50% (B), 05/25/2036	$ 33,660	$ 31,977
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 0.50% (B), 08/25/2036	3,686	3,670
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (A)	1,035,000	1,103,909
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.29% (B), 05/15/2045 (J)	23,433	0
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
2.94% (B), 02/25/2034	6,700	6,627
Series 2006-A2, Class 5A3,
3.47% (B), 11/25/2033	13,521	13,676
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	192,000	214,832
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (B), 09/15/2039	458,915	265,715
LHOME Mortgage Trust
Series 2019-RTL2, Class A1,
3.84%, 03/25/2024 (A)	855,000	859,633
Series 2019-RTL3, Class A1,
3.87%, 07/25/2024 (A)	1,660,000	1,673,714
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
3.74% (B), 04/21/2034	23,943	24,010
Series 2004-13, Class 3A7,
3.23% (B), 11/21/2034	11,136	11,236
Series 2004-13, Class 3A7B,
1-Year CMT + 2.00%, 2.12% (B), 11/21/2034	167,044	167,098
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1,
5.50%, 05/25/2034	25,638	26,607
MASTR Alternative Loan Trust, Principal Only STRIPS
Series 2003-8, Class 15,
Zero Coupon, 11/25/2018	1,641	1,573
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	36,063	36,973
MASTR Seasoned Securitization Trust
Series 2004-2, Class A2,
6.50% (B), 08/25/2032	50,755	52,912
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 0.77% (B), 10/25/2028	207,819	205,012
Series 2003-H, Class A1,
1-Month LIBOR + 0.64%, 0.79% (B), 01/25/2029	54,826	53,812
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 0.61% (B), 04/25/2029	49,378	47,511
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.74% (B), 12/12/2049 (A) (J)	29,902	0

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	$ 118,578	$ 118,955
Morgan Stanley Capital I Trust
Series 2006-HQ8, Class D,
5.79% (B), 03/12/2044	192,812	192,585
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.29% (B), 12/15/2043 (A) (J)	25,566	0
Series 2007-HQ11, Class X,
0.37% (B), 02/12/2044 (A)	25,619	24
MortgageIT Trust
Series 2005-5, Class A1,
1-Month LIBOR + 0.52%, 0.67% (B), 12/25/2035	142,396	138,323
MRCD Mortgage Trust
Series 2019-PARK, Class A,
2.72%, 12/15/2036 (A)	1,230,000	1,264,946
OBX Trust
Series 2019-EXP3, Class 2A1A,
1-Month LIBOR + 0.90%, 1.05% (B), 10/25/2059 (A) (J)	0	0
Opteum Mortgage Acceptance Corp. Trust
Series 2005-5, Class 1APT,
1-Month LIBOR + 0.28%, 0.43% (B), 12/25/2035	548,964	512,115
Series 2006-1, Class 1AC1,
1-Month LIBOR + 0.30%, 0.45% (B), 04/25/2036	451,336	427,032
PRPM
Series 2019-GS1, Class A2,
4.75% (B), 10/25/2024 (A)	2,165,690	2,157,061
PRPM LLC
Series 2019-1A, Class A1,
4.50% (B), 01/25/2024 (A)	597,043	601,621
RALI Trust
Series 2004-QA4, Class NB3,
3.09% (B), 09/25/2034	17,390	16,761
Series 2006-QH1, Class A1,
1-Month LIBOR + 0.19%, 0.34% (B), 12/25/2036	78,427	74,520
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	160,000	157,029
Residential Mortgage Loan Trust
Series 2019-2, Class M1,
3.86% (B), 05/25/2059 (A)	1,000,000	1,025,380
Seasoned Credit Risk Transfer Trust
Series 2018-4, Class MA,
3.50%, 03/25/2058	1,160,038	1,251,288
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,604,938	1,810,697
Series 2019-3, Class MB,
3.50%, 10/25/2058	648,246	777,321
Series 2019-4, Class M55D,
4.00%, 02/25/2059	1,346,075	1,495,646
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 0.92% (B), 04/20/2033	85,709	84,408
Series 2003-2, Class A1,
1-Month LIBOR + 0.66%, 0.82% (B), 06/20/2033	23,802	23,029

Transamerica Series Trust	Page 20

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Sequoia Mortgage Trust (continued)
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 0.76% (B), 12/20/2034	$ 32,270	$ 31,665
Series 2004-5, Class A2,
1-Month LIBOR + 0.52%, 0.68% (B), 06/20/2034	103,161	98,369
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 0.86% (B), 09/20/2034	157,809	151,657
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 0.84% (B), 10/20/2034	105,646	101,638
Series 2007-3, Class 1A1,
1-Month LIBOR + 0.20%, 0.36% (B), 07/20/2036	171,903	163,805
Series 2010, Class 1A,
1-Month LIBOR + 0.80%, 0.96% (B), 10/20/2027	34,403	34,007
Series 2018-2, Class A4,
3.50% (B), 02/25/2048 (A)	386,936	390,392
Starwood Mortgage Residential Trust
Series 2019-INV1, Class M1,
3.06% (B), 09/27/2049 (A)	1,000,000	960,595
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
3.17% (B), 02/25/2034	241,211	236,322
Series 2004-12, Class 9A,
2.88% (B), 09/25/2034	281,782	284,779
Series 2004-18, Class 4A1,
3.34% (B), 12/25/2034	114,757	115,376
Series 2004-4, Class 5A,
2.76% (B), 04/25/2034	4,125	4,005
Series 2007-9, Class 1A1,
6-Month LIBOR + 1.50%, 1.81% (B), 10/25/2037	2,180,291	2,036,401
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 0.82% (B), 10/19/2034	24,402	24,146
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 0.41% (B), 07/19/2035	82,846	80,633
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
2.95% (B), 12/25/2033	4,622	4,458
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5,
2.62% (B), 09/25/2033	176,599	175,016
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 0.79% (B), 09/25/2043	47,852	47,206
Series 2004-3, Class A,
1-Month LIBOR + 0.74%, 0.89% (B), 09/25/2034	51,602	50,154
Series 2004-4, Class 3A,
3.35% (B), 12/25/2044	63,235	62,074
Toorak Mortgage Corp., Ltd.
Series 2019-2, Class A1,
3.72% (B), 09/25/2022	1,075,000	1,095,326
TVC Mortgage Trust
Series 2020-RTL1, Class A1,
3.47%, 09/25/2024 (A)	2,000,000	2,035,994

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	$ 174,000	$ 176,234
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	104,000	107,186
Series 2012-C2, Class XA,
1.45% (B), 05/10/2063 (A)	505,861	9,303
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	299,535
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56% (B), 12/15/2020	1,185,000	1,185,000
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A,
4.05% (B), 10/26/2048 (A)	613,847	623,394
Series 2019-3, Class A,
3.03% (B), 10/25/2049 (A)	2,120,614	2,169,767
Verus Securitization Trust
Series 2019-4, Class M1,
3.21% (B), 11/25/2059 (A)	2,500,000	2,546,546
Series 2019-INV1, Class M1,
4.03% (B), 12/25/2059 (A)	4,000,000	4,059,225
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	561,542
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (A)	400,000	399,736
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (B), 03/15/2045 (A) (J)	38,009	0
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7,
3.61% (B), 10/25/2033	17,582	17,424
Series 2003-AR11, Class A6,
2.88% (B), 10/25/2033	36,588	36,324
Series 2003-AR5, Class A7,
3.75% (B), 06/25/2033	26,176	25,850
Series 2003-AR6, Class A1,
3.11% (B), 06/25/2033	35,143	35,325
Series 2003-AR7, Class A7,
2.69% (B), 08/25/2033	32,506	31,849
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	24,462	25,540
Series 2004-AR10, Class A3,
1-Month LIBOR + 0.55%, 0.70% (B), 07/25/2044	607,214	596,076
Series 2005-AR10, Class 1A3,
3.02% (B), 09/25/2035	142,528	150,228
Series 2005-AR10, Class 1A4,
3.02% (B), 09/25/2035	708,710	747,865
Series 2006-AR17, Class 1A1A,
12-MTA + 0.81%, 1.98% (B), 12/25/2046	230,918	212,672
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR14, Class A1,
3.09% (B), 08/25/2035	105,507	105,754
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (A)	92,175	92,806
Series 2012-C6, Class A4,
3.44%, 04/15/2045	190,845	193,636

		74,050,671

Total Mortgage-Backed Securities (Cost $73,990,290)		74,625,611

Transamerica Series Trust	Page 21

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.1%
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	$ 25,000	$ 34,198
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	80,000	131,381
University of California Regents Medical Center Pooled Revenue, Revenue Bonds,
3.71%, 05/15/2120	600,000	636,168

		801,747

New York - 0.0% (G)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	170,000	217,456
5.65%, 11/01/2040	40,000	55,975

		273,431

Ohio - 0.0% (G)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	114,000	151,616
4.80%, 06/01/2111	91,000	133,237

		284,853

Total Municipal Government Obligations (Cost $1,152,355)		1,360,031

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.3%
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 0.70% (B), 07/15/2042 - 03/15/2044	1,003,146	1,014,681
2.00%, 10/01/2040 (I)	1,320,000	1,365,530
3.00%, 07/01/2033 - 01/15/2044	1,312,563	1,400,596
12-Month LIBOR + 1.84%, 3.24% (B), 07/01/2040	37,759	39,454
1-Year CMT + 2.43%, 3.41% (B), 12/01/2031	15,949	16,042
3.50%, 01/01/2032 - 10/01/2049	4,270,796	4,578,373
1-Year CMT + 2.25%, 3.58% (B), 02/01/2036	21,364	22,551
4.00%, 06/01/2042 - 12/01/2047	1,937,637	2,095,021
4.50%, 05/01/2041 - 06/01/2048	1,530,408	1,702,798
5.00%, 02/01/2034	197,052	217,510
6.00%, 01/01/2024 - 01/01/2034	24,475	25,714
6.50%, 12/01/2027 - 11/01/2037	223,609	265,334
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.41% (B), 07/25/2023	26,915,313	197,811
2.20% (B), 05/25/2028	4,531,000	604,656
2.24% (B), 07/25/2026	9,730,000	1,008,246
2.32% (B), 05/25/2047	8,000,000	1,250,885
2.72%, 07/25/2026	840,000	916,635
2.74%, 09/25/2025	700,000	752,759

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
2.77%, 05/25/2025	$ 750,000	$ 813,509
2.81%, 09/25/2024	1,478,000	1,580,401
2.84%, 09/25/2022	303,885	314,784
3.24%, 04/25/2027	602,000	688,502
3.30% (B), 11/25/2027	546,000	628,332
3.33%, 05/25/2027	322,000	369,142
3.34% (B), 04/25/2028	629,000	712,266
3.39%, 03/25/2024	714,000	777,236
3.69%, 01/25/2029	555,000	662,714
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.50% (B), 06/15/2043	768,079	770,839
1-Month LIBOR + 0.40%, 0.55% (B), 04/15/2039	171,489	171,869
1-Month LIBOR + 0.40%, 0.56% (B), 07/15/2037	63,171	63,173
1-Month LIBOR + 0.45%, 0.60% (B), 05/15/2039 - 11/15/2039	122,050	122,196
3.50%, 05/15/2021 - 02/15/2026	1,721,413	1,822,338
4.00%, 12/15/2024 - 12/15/2041	1,861,800	2,031,151
4.50%, 06/15/2025	288,366	305,685
5.00%, 12/15/2022 - 05/15/2041	375,689	433,588
5.30%, 01/15/2033	41,061	47,539
5.50%, 11/15/2023 - 07/15/2037	659,462	797,086
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (B), 05/15/2041	37,437	41,823
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (B), 05/15/2041	72,456	80,244
5.69% (B), 10/15/2038	25,128	28,750
5.75%, 06/15/2035 - 08/15/2035	846,416	1,011,683
5.85%, 09/15/2035	262,951	305,175
6.00%, 04/15/2036	74,077	88,864
6.50%, 02/15/2032	34,978	41,231
(4.44) * 1-Month LIBOR + 24.43%, 23.76% (B), 06/15/2035	48,627	67,236
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
4.50%, 12/15/2024 (J)	42	0
5.00%, 10/15/2039	53,745	3,867
(1.00) * 1-Month LIBOR + 6.37%, 6.22% (B), 10/15/2037	233,919	54,473
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
09/15/2032 - 01/15/2040	179,562	168,021
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1-Month LIBOR + 0.40%, 0.55% (B), 03/25/2043	440,788	440,131
Federal National Mortgage Association
1-Month LIBOR + 0.22%, 0.37% (B), 03/25/2045	50,625	50,434
1-Month LIBOR + 0.50%, 0.65% (B), 08/25/2042	178,789	180,694
0.75%, 09/25/2028	913,867	904,835
1-Month LIBOR + 0.93%, 1.11% (B), 11/25/2022	146,905	147,003
1.59%, 11/25/2028	470,000	481,370
2.11% (B), 11/25/2028	1,980,000	265,735
2.15% (B), 07/25/2030	3,138,869	441,371
2.39%, 06/01/2025	392,251	417,172
2.49%, 05/25/2026	1,000,000	1,089,624
2.50%, 04/01/2023	1,000,000	1,042,849
2.52%, 05/01/2023	1,000,000	1,043,385
2.53%, 10/01/2022 - 09/25/2024	2,161,463	2,267,279
2.57% (B), 12/25/2026	283,504	309,385
2.64%, 04/01/2023	878,614	916,970

Transamerica Series Trust	Page 22

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.67%, 07/01/2022	$ 1,000,000	$ 1,027,498
2.70%, 07/01/2026	985,496	1,080,293
2.72%, 10/25/2024	923,302	988,286
2.75%, 03/01/2022	75,254	77,227
2.79% (B), 06/01/2023	715,430	750,535
2.81%, 06/01/2023 - 05/01/2027	1,917,920	2,071,237
2.90%, 06/25/2027	1,181,332	1,306,219
2.92%, 12/01/2024	987,442	1,069,634
2.94%, 02/01/2027 - 12/01/2028	4,211,905	4,753,214
2.98%, 04/01/2023	914,495	960,531
3.02% (B), 08/25/2024	905,756	975,345
3.04%, 12/01/2024	987,947	1,075,079
3.05%, 01/01/2025	1,000,000	1,090,902
3.06% (B), 05/25/2027	930,000	1,050,026
3.08%, 12/01/2024	917,819	997,440
3.09%, 09/01/2029	2,385,000	2,732,233
3.09% (B), 04/25/2027	1,167,000	1,305,645
3.10%, 09/01/2025	970,166	1,072,193
3.10% (B), 07/25/2024	785,046	852,683
3.11%, 12/01/2024	987,563	1,077,483
3.12%, 11/01/2026	952,652	1,065,183
3.14%, 12/01/2026	891,910	995,791
3.15% (B), 03/25/2028	740,000	844,018
3.18% (B), 06/25/2027	1,001,000	1,126,922
3.19% (B), 02/25/2030	529,000	609,107
3.20%, 06/01/2030	489,886	564,043
3.24%, 10/01/2026	893,510	1,000,386
3.29% (B), 04/25/2029	823,000	945,317
3.30%, 12/01/2026	956,910	1,077,237
3.35%, 08/01/2023	640,489	683,939
3.38%, 12/01/2023	1,432,786	1,550,103
3.45%, 01/01/2024	942,285	1,014,905
3.48% (B), 07/25/2028	1,342,000	1,560,563
3.50%, 08/01/2032 - 09/01/2049	5,746,754	6,198,701
3.50% (B), 01/25/2024	1,078,616	1,170,718
3.51% (B), 12/25/2023	1,307,805	1,400,537
3.58%, 01/01/2032	1,658,689	1,981,647
3.59% (B), 01/01/2021	79,558	79,537
3.66%, 10/01/2028	1,554,187	1,818,646
3.67%, 07/01/2023	925,000	992,943
3.73% (B), 07/01/2022	737,793	748,341
3.76%, 11/01/2023	959,558	1,041,611
3.77%, 12/01/2025	972,558	1,101,005
3.82% (B), 05/01/2022	608,993	616,634
4.00%, 01/01/2035 - 08/01/2048	2,126,785	2,325,006
4.17% (B), 09/01/2021	56,098	56,970
4.50%, 09/01/2040 - 09/01/2049	4,899,513	5,481,117
5.00%, 06/01/2033 - 06/01/2048	1,577,907	1,736,993
5.50%, 03/01/2024 - 03/01/2035	218,127	247,023
6.00%, 08/01/2021 - 09/01/2037	426,527	488,843
7.00%, 11/01/2037 - 12/01/2037	15,604	17,965
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.29%, 0.44% (B), 07/25/2036	68,560	68,672
1-Month LIBOR + 0.40%, 0.55% (B), 05/25/2027	78,890	78,611
1-Month LIBOR + 0.50%, 0.65% (B), 05/25/2035 - 10/25/2042	544,810	548,208
1-Month LIBOR + 0.60%, 0.75% (B), 04/25/2040	13,807	13,917
1-Month LIBOR + 0.65%, 0.80% (B), 02/25/2024	29,144	29,252
1-Month LIBOR + 0.90%, 1.05% (B), 03/25/2038	89,570	91,513
1-Month LIBOR + 1.25%, 1.40% (B), 07/25/2023	53,290	53,816

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
3.00%, 05/25/2026 - 01/25/2046	$ 878,162	$ 927,746
3.50%, 04/25/2031	722,354	782,303
4.00%, 05/25/2033	100,143	111,485
5.00%, 10/25/2025	48,200	51,046
5.25%, 05/25/2039	25,022	27,186
5.50%, 03/25/2023 - 07/25/2040	411,814	459,011
6.00%, 03/25/2029	14,159	16,086
6.50%, 01/25/2032 - 07/25/2036	65,152	78,060
7.00%, 11/25/2041	58,161	69,828
(3.50) * 1-Month LIBOR + 23.10%, 22.58% (B), 06/25/2035	21,988	25,589
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.53%, 6.38% (B), 01/25/2041	221,555	51,958
(1.00) * 1-Month LIBOR + 6.60%, 6.45% (B), 08/25/2035 - 06/25/2036	242,984	52,664
(1.00) * 1-Month LIBOR + 6.70%, 6.55% (B), 03/25/2036	219,042	53,310
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2034 - 12/25/2043	1,016,077	935,233
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	20,426	19,573
05/15/2030, MTN	400,000	356,363
FREMF Mortgage Trust
1-Month LIBOR + 2.50%, 2.66% (B), 11/25/2024 (A)	482,136	480,128
3.70% (B), 11/25/2049 (A)	491,000	535,961
3.80% (B), 11/25/2049 (A)	2,000,000	2,073,568
3.81% (B), 01/25/2048 (A)	1,000,000	1,048,251
3.81% (B), 01/25/2048 (A)	2,300,000	2,493,885
3.96% (B), 11/25/2047 (A)	1,000,000	1,079,445
3.98% (B), 07/25/2049 (A)	440,000	464,026
4.21% (B), 11/25/2047 (A)	455,000	493,945
Government National Mortgage Association
1-Month LIBOR + 0.34%, 0.49% (B), 12/20/2062	411,171	410,237
1-Month LIBOR + 0.41%, 0.56% (B), 03/20/2063	251,342	251,246
1-Month LIBOR + 0.45%, 0.60% (B), 03/20/2060 - 02/20/2063	474,787	475,035
1-Month LIBOR + 0.47%, 0.62% (B), 03/20/2063 - 08/20/2065	739,674	740,697
1-Month LIBOR + 0.48%, 0.63% (B), 04/20/2063	596,699	597,306
1-Month LIBOR + 0.50%, 0.65% (B), 07/20/2064	1,303,743	1,307,268
1-Month LIBOR + 0.52%, 0.67% (B), 10/20/2062 - 09/20/2065	682,221	684,218
1-Month LIBOR + 0.55%, 0.70% (B), 04/20/2062 - 07/20/2062	2,105	2,108
1-Month LIBOR + 0.56%, 0.71% (B), 03/20/2067	1,191,264	1,197,264
1-Month LIBOR + 0.58%, 0.73% (B), 05/20/2066	338,501	339,253
1-Month LIBOR + 0.60%, 0.75% (B), 04/20/2064	1,132,201	1,137,193
1-Month LIBOR + 0.65%, 0.80% (B), 05/20/2061 - 03/20/2064	1,007,577	1,012,796
1-Month LIBOR + 0.69%, 0.84% (B), 02/20/2064	496,344	501,161
1-Month LIBOR + 1.00%, 1.15% (B), 12/20/2066	401,123	409,513
1.65%, 01/20/2063 - 04/20/2063	251,477	252,216

Transamerica Series Trust	Page 23

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
3.50%, 11/20/2049	$ 1,947,329	$ 2,070,298
4.00% (B), 11/16/2042	123,468	138,545
4.00%, 09/16/2025	500,000	535,287
4.25%, 12/20/2044	600,779	653,781
4.50%, 05/20/2048 - 11/20/2049	3,644,850	3,972,777
4.61% (B), 10/20/2041	325,254	362,421
4.83% (B), 11/20/2042	327,125	374,543
5.00%, 04/20/2041	239,964	349,588
5.29% (B), 07/20/2060	5,392	5,813
5.50%, 01/16/2033 - 07/20/2037	467,473	531,289
5.87% (B), 12/20/2038	75,083	87,756
6.00%, 02/15/2024 - 09/20/2038	193,620	212,440
(3.50) * 1-Month LIBOR + 23.28%, 22.73% (B), 04/20/2037	32,387	48,800
Government National Mortgage Association, Interest Only STRIPS
1.81% (B), 06/20/2067	2,599,633	218,109
(1.00) * 1-Month LIBOR + 6.60%, 6.44% (B), 05/20/2041	70,392	12,742
7.50%, 04/20/2031	1,253	157
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	14,983	14,448
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 10/15/2020	300,000	299,984
Seasoned Loans Structured Transaction
Series 2018-1, Class A1,
3.50%, 06/25/2028	4,613,304	4,895,879
Tennessee Valley Authority
4.25%, 09/15/2065	264,000	401,595
4.63%, 09/15/2060	155,000	244,331
5.88%, 04/01/2036	874,000	1,368,195
Tennessee Valley Authority, Principal Only STRIPS
Zero Coupon, 07/15/2028	1,000,000	913,690
Uniform Mortgage-Backed Security
1.50%, TBA (I)	631,767	634,668
2.00%, TBA (I)	7,351,574	7,599,681
2.50%, TBA (I)	1,294,468	1,357,826

Total U.S. Government Agency Obligations (Cost $150,774,085)		159,524,797

U.S. GOVERNMENT OBLIGATIONS - 6.7%
U.S. Treasury - 6.6%
U.S. Treasury Bond
1.13%, 05/15/2040	410,000	404,298
1.25%, 05/15/2050 (F)	1,820,000	1,730,138
1.38%, 08/15/2050	80,000	78,513
2.00%, 02/15/2050	3,012,000	3,417,208
2.25%, 08/15/2046	1,348,800	1,596,537
2.38%, 11/15/2049	295,000	361,214
2.50%, 02/15/2045 - 05/15/2046	6,040,000	7,467,259
2.88%, 05/15/2043 - 05/15/2049	6,531,000	8,680,956
3.13%, 02/15/2043 - 05/15/2048	1,954,000	2,671,172
3.75%, 11/15/2043	2,223,000	3,308,276
3.88%, 08/15/2040	80,000	118,594
4.25%, 05/15/2039	350,000	537,646
4.38%, 02/15/2038 - 05/15/2040	3,968,000	6,126,406
4.50%, 02/15/2036 (F)	2,524,000	3,822,874
4.50%, 05/15/2038	1,600,000	2,502,250
4.75%, 02/15/2037 (F)	450,000	709,611
U.S. Treasury Bond, Principal Only STRIPS
08/15/2021 - 02/15/2035 (F)	10,227,000	10,118,550
11/15/2022 - 08/15/2026	9,761,000	9,700,043

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
1.63%, 08/15/2022 - 10/31/2023	$ 2,675,000	$ 2,787,343
1.63%, 02/15/2026 - 08/15/2029 (F)	49,400	53,619
1.75%, 09/30/2022	500,000	516,172
1.75%, 12/31/2026 (F)	420,000	455,306
2.00%, 02/28/2021 - 08/15/2025 (F)	950,000	1,010,551
2.00%, 06/30/2024 - 11/15/2026	406,000	440,829
2.13%, 06/30/2022 (F)	500,000	517,402
2.13%, 02/29/2024	2,205,000	2,351,167
2.25%, 11/15/2024 - 11/15/2025 (F)	297,000	322,514
2.50%, 01/31/2021 (K)	15,247,000	15,367,308
2.50%, 08/15/2023 - 05/15/2024	1,511,000	1,614,416
2.75%, 05/31/2023	209,000	223,475
2.75%, 11/15/2023 - 02/15/2024 (F)	2,000,000	2,170,968
2.88%, 04/30/2025 - 05/15/2028	530,000	613,791
3.63%, 02/15/2021	1,750,000	1,772,832

		93,569,238

U.S. Treasury Inflation-Protected Securities - 0.1%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	60,330	78,831
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	1,209,821	1,229,056

		1,307,887

Total U.S. Government Obligations (Cost $86,009,610)		94,877,125

	Shares	Value
COMMON STOCKS - 20.9%
Argentina - 0.0% (G)
MercadoLibre, Inc. (L)	60	64,949

Australia - 0.2%
Australia & New Zealand Banking Group, Ltd.	18,576	231,754
BHP Group, Ltd. (F)	25,022	646,408
Commonwealth Bank of Australia	2,769	127,419
CSL, Ltd.	2,675	552,566
Dexus, REIT	32,318	206,994
Goodman Group, REIT	37,841	489,943
Macquarie Group, Ltd.	667	57,819
National Australia Bank, Ltd.	4,091	52,557
Wesfarmers, Ltd.	3,457	109,987
Westpac Banking Corp.	27,011	328,435
Woolworths Group, Ltd.	4,195	109,460

		2,913,342

Austria - 0.0% (G)
Erste Group Bank AG (L)	13,021	272,665

Belgium - 0.0% (G)
KBC Group NV	1,880	94,274

Brazil - 0.1%
Atacadao SA	24,683	90,058
B3 SA - Brasil Bolsa Balcao	12,673	124,137
Cia Brasileira de Distribuicao	4,323	53,684
Localiza Rent a Car SA	9,238	93,221
Lojas Renner SA	18,485	130,510
Magazine Luiza SA	6,365	101,098
Raia Drogasil SA	28,628	119,387
Suzano SA (L)	13,120	106,415

Transamerica Series Trust	Page 24

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Brazil (continued)
TIM Participacoes SA, ADR (F)	6,216	$ 71,671
Vale SA, ADR (F)	27,599	291,997

		1,182,178

Canada - 0.0% (G)
Magna International, Inc.	3,545	162,184

Chile - 0.0% (G)
Banco Santander Chile, ADR	4,237	58,725
Cencosud SA	19,130	28,020
Cia Cervecerias Unidas SA, ADR	1,557	20,194

		106,939

China - 1.1%
51job, Inc., ADR (L)	1,019	79,472
Aier Eye Hospital Group Co., Ltd., A Shares	7,250	54,942
Alibaba Group Holding, Ltd., ADR (L)	6,806	2,000,828
Alibaba Group Holding, Ltd. (L)	42,648	1,565,655
Amoy Diagnostics Co., Ltd., A Shares	3,500	39,459
Anhui Conch Cement Co., Ltd., H Shares	8,500	58,873
ANTA Sports Products, Ltd.	5,000	52,182
Baidu, Inc., ADR (L)	1,646	208,367
Bank of China, Ltd., H Shares	486,000	151,156
Baoshan Iron & Steel Co., Ltd., A Shares	138,900	102,079
BeiGene, Ltd., ADR (L)	184	52,705
Bilibili, Inc., ADR (L)	2,314	96,262
BOE Technology Group Co., Ltd., A Shares	146,700	106,468
CGN Power Co., Ltd., H Shares (A)	295,000	60,767
China Conch Venture Holdings, Ltd.	20,000	93,042
China Construction Bank Corp., H Shares	723,000	469,785
China CYTS Tours Holding Co., Ltd., A Shares	23,500	38,134
China Lesso Group Holdings, Ltd.	43,000	78,094
China Life Insurance Co., Ltd., H Shares	86,000	194,960
China Merchants Bank Co., Ltd., H Shares	55,000	260,998
China Molybdenum Co., Ltd., H Shares	168,000	59,988
China Oilfield Services, Ltd., H Shares	78,000	54,592
China Pacific Insurance Group Co., Ltd., H Shares	54,000	154,224
China Shenhua Energy Co., Ltd., H Shares	62,000	111,280
China State Construction Engineering Corp., Ltd., A Shares	106,200	79,548
China Vanke Co., Ltd., H Shares	32,000	98,364
China Yangtze Power Co., Ltd., A Shares	35,800	100,844
CNOOC, Ltd.	198,000	190,452
Country Garden Holdings Co., Ltd.	31,000	38,385
Country Garden Services Holdings Co., Ltd.	18,000	116,901
CSPC Pharmaceutical Group, Ltd.	67,200	131,178
Dada Nexus, Ltd., ADR (F) (L)	1,785	47,249
Dongfeng Motor Group Co., Ltd., H Shares	112,000	70,057
ENN Energy Holdings, Ltd.	9,300	102,051
GDS Holdings, Ltd., ADR (L)	1,005	82,239
Greentown Service Group Co., Ltd.	44,000	54,526
Hangzhou Tigermed Consulting Co., Ltd., H Shares (A) (L)	5,400	76,923
Industrial & Commercial Bank of China, Ltd., H Shares	430,000	223,985
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	9,900	56,204
Innovent Biologics, Inc. (A) (L)	19,500	145,415
iQIYI, Inc., ADR (F) (L)	3,565	80,498
JD.com, Inc., ADR (L)	6,727	522,082
Jiangsu Hengrui Medicine Co., Ltd., A Shares	8,960	118,619
Jointown Pharmaceutical Group Co., Ltd., A Shares (L)	4,036	10,039

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Kingdee International Software Group Co., Ltd. (L)	46,000	$ 119,982
Kingsoft Corp., Ltd. (F)	23,000	115,875
Kweichow Moutai Co., Ltd., A Shares	700	172,162
Laobaixing Pharmacy Chain JSC, A Shares	8,820	107,653
Longfor Group Holdings, Ltd. (A)	29,000	164,319
Luxshare Precision Industry Co., Ltd., A Shares	7,300	61,643
Meituan Dianping, Class B (L)	25,200	793,832
Momo, Inc., ADR	2,083	28,662
NARI Technology Co., Ltd., A Shares	31,400	91,290
NetEase, Inc., ADR	720	327,362
New Oriental Education & Technology Group, Inc., ADR (L)	1,571	234,864
PICC Property & Casualty Co., Ltd., H Shares	108,000	75,865
Pinduoduo, Inc., ADR (L)	852	63,176
Ping An Bank Co., Ltd., A Shares	51,700	115,677
Ping An Insurance Group Co. of China, Ltd., H Shares	49,500	513,852
Poly Developments & Holdings Group Co., Ltd., A Shares	41,100	96,476
Postal Savings Bank of China Co., Ltd., H Shares (A)	185,000	77,934
Shanghai Liangxin Electrical Co., Ltd., A Shares	6,300	24,624
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	2,200	112,693
Shenzhou International Group Holdings, Ltd.	10,200	173,695
Silergy Corp.	1,000	59,287
Sinopharm Group Co., Ltd., H Shares	18,800	39,728
Sunny Optical Technology Group Co., Ltd.	11,100	172,409
Suofeiya Home Collection Co., Ltd., A Shares	17,200	66,859
Tencent Holdings, Ltd.	38,200	2,580,157
Trip.Com Group, Ltd., ADR (L)	2,299	71,591
WuXi AppTec Co., Ltd., H Shares (A) (F)	5,900	85,319
Wuxi Biologics Cayman, Inc. (A) (L)	11,000	269,589
Xiaomi Corp., Class B (A) (L)	93,800	253,919
Yum China Holdings, Inc.	3,548	187,867
Zai Lab, Ltd., ADR (L)	793	65,954
Zhejiang Chint Electrics Co., Ltd., A Shares	15,499	69,107
Zhejiang Expressway Co., Ltd., H Shares	48,000	34,811

		15,918,104

Colombia - 0.0% (G)
Ecopetrol SA, ADR (F)	6,319	62,179

Czech Republic - 0.0% (G)
Moneta Money Bank AS (A)	18,939	43,490

Denmark - 0.2%
Carlsberg A/S, Class B	2,235	301,104
Chr Hansen Holding A/S	917	101,792
Novo Nordisk A/S, Class B	15,492	1,073,357
Orsted A/S (A)	3,605	496,987

		1,973,240

Finland - 0.0% (G)
Nokia OYJ (L)	32,472	127,091
UPM-Kymmene OYJ	6,761	205,784

		332,875

France - 0.6%
Accor SA (L)	5,522	154,561

Transamerica Series Trust	Page 25

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Air Liquide SA	4,360	$ 691,102
Airbus SE (L)	5,842	423,694
Alstom SA (L)	7,125	355,915
AXA SA	9,668	178,935
BNP Paribas SA (L)	14,224	514,546
Capgemini SE	3,866	495,990
Kering SA	448	297,177
L’Oreal SA	1,369	445,512
LVMH Moet Hennessy Louis Vuitton SE	2,079	972,765
Natixis SA (L)	7,057	15,859
Orange SA	26,942	280,616
Pernod Ricard SA	577	91,995
Safran SA (L)	4,285	421,589
Sanofi	6,970	698,476
Schneider Electric SE	6,734	837,029
Thales SA	1,542	115,569
TOTAL SE (F)	16,418	563,836
Vinci SA	4,921	411,182

		7,966,348

Germany - 0.5%
adidas AG (L)	2,165	699,169
Allianz SE	3,563	683,845
BASF SE	2,185	133,058
Bayer AG	5,801	357,885
Brenntag AG	2,282	145,094
Daimler AG	2,077	112,044
Deutsche Boerse AG	996	174,619
Deutsche Post AG	11,487	521,229
Deutsche Telekom AG	36,726	611,489
Deutsche Wohnen SE	2,177	108,805
Infineon Technologies AG	22,661	638,718
Merck KGaA	826	120,425
Muenchener Rueckversicherungs-Gesellschaft AG	571	145,158
RWE AG	11,270	422,054
SAP SE	7,692	1,197,784
Siemens AG	4,566	576,635
Vonovia SE	4,272	292,858

		6,940,869

Greece - 0.0% (G)
Hellenic Telecommunications Organization SA	5,346	76,994
OPAP SA	6,343	60,150

		137,144

Hong Kong - 0.2%
AIA Group, Ltd.	85,400	848,884
Beijing Enterprises Holdings, Ltd.	8,000	24,117
BOC Hong Kong Holdings, Ltd.	26,000	68,926
China Gas Holdings, Ltd.	38,000	108,745
China Mobile, Ltd.	45,000	288,868
China Overseas Land & Investment, Ltd.	52,500	132,614
China Resources Land, Ltd.	40,000	182,433
China State Construction International Holdings, Ltd.	72,000	47,231
China Unicom Hong Kong, Ltd.	116,000	76,141
CK Asset Holdings, Ltd.	28,000	137,584
CK Hutchison Holdings, Ltd.	21,500	130,285
CLP Holdings, Ltd.	10,500	98,041
Geely Automobile Holdings, Ltd.	21,000	42,126
Hong Kong Exchanges & Clearing, Ltd.	10,400	489,564
Hutchison China MediTech, Ltd., ADR (L)	1,709	55,201

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Kunlun Energy Co., Ltd.	84,000	$ 55,467
Techtronic Industries Co., Ltd.	6,500	86,422

		2,872,649

Hungary - 0.0% (G)
OTP Bank Nyrt (L)	3,672	110,523
Richter Gedeon Nyrt	1,545	32,612

		143,135

India - 0.1%
HDFC Bank, Ltd., ADR (L)	2,106	105,216
Infosys, Ltd., ADR	30,651	423,290

		528,506

Indonesia - 0.0% (G)
Astra International Tbk PT	210,100	63,259
Bank Central Asia Tbk PT	104,500	190,755
Bank Rakyat Indonesia Persero Tbk PT	628,500	128,939
Telekomunikasi Indonesia Persero Tbk PT	713,200	123,144

		506,097

Ireland - 0.3%
Accenture PLC, Class A	4,099	926,333
CRH PLC	8,315	301,513
DCC PLC	883	68,355
Jazz Pharmaceuticals PLC (L)	2,091	298,156
Kerry Group PLC, Class A	1,028	131,672
Kingspan Group PLC (L)	1,098	99,925
Medtronic PLC	8,923	927,278
Trane Technologies PLC	6,881	834,321

		3,587,553

Israel - 0.0% (G)
SolarEdge Technologies, Inc. (L)	1,839	438,326

Italy - 0.1%
Assicurazioni Generali SpA	3,059	43,115
Enel SpA	52,066	451,720
FinecoBank Banca Fineco SpA (L)	28,874	397,702
Snam SpA	60,089	309,024
UniCredit SpA (L)	4,091	33,800

		1,235,361

Japan - 1.3%
Advantest Corp.	1,700	82,689
Asahi Group Holdings, Ltd.	4,900	170,778
Asahi Kasei Corp.	17,700	154,408
Bridgestone Corp.	4,000	126,437
Central Japan Railway Co.	2,300	329,681
Daicel Corp.	15,500	111,717
Daiichi Sankyo Co., Ltd.	7,200	221,024
Daikin Industries, Ltd. (F)	3,000	554,323
Daiwa House Industry Co., Ltd.	4,300	110,283
Denso Corp.	5,300	232,308
Electric Power Development Co., Ltd., Class C (F)	9,800	151,157
ENEOS Holdings, Inc.	71,500	255,103
Fast Retailing Co., Ltd.	100	62,842
Hitachi, Ltd.	14,600	494,348
Honda Motor Co., Ltd.	12,000	284,967
Hoya Corp.	5,000	564,582
ITOCHU Corp. (F)	11,700	299,588
Japan Airlines Co., Ltd. (F) (L)	8,100	151,079
Japan Tobacco, Inc.	5,800	105,814
Kao Corp.	7,300	548,016

Transamerica Series Trust	Page 26

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Keyence Corp.	1,900	$ 888,210
Konami Holdings Corp.	3,000	129,142
Kubota Corp.	14,800	265,175
Kyowa Kirin Co., Ltd.	8,300	236,192
Mabuchi Motor Co., Ltd.	4,200	163,046
Marui Group Co., Ltd. (F)	10,100	193,812
Mitsubishi Corp. (F)	22,400	536,152
Mitsubishi UFJ Financial Group, Inc.	94,100	375,541
Mitsui Fudosan Co., Ltd.	24,400	424,601
Murata Manufacturing Co., Ltd.	4,700	305,628
Nabtesco Corp.	3,800	137,964
Nichirei Corp.	3,300	87,270
Nidec Corp.	1,400	131,289
Nintendo Co., Ltd.	1,200	680,029
Nippon Express Co., Ltd.	3,400	198,400
Nippon Telegraph & Telephone Corp.	21,800	445,083
Nitori Holdings Co., Ltd.	2,200	456,394
Nomura Research Institute, Ltd.	8,700	256,167
Ono Pharmaceutical Co., Ltd.	9,600	301,957
ORIX Corp.	18,000	224,825
Otsuka Corp.	7,800	398,591
Otsuka Holdings Co., Ltd.	7,500	317,740
Panasonic Corp.	10,600	90,292
Recruit Holdings Co., Ltd.	3,400	135,032
Renesas Electronics Corp. (L)	12,400	91,012
Seven & i Holdings Co., Ltd.	7,300	226,812
Shimadzu Corp.	7,700	234,360
Shin-Etsu Chemical Co., Ltd.	3,000	392,563
Shiseido Co., Ltd.	4,100	237,349
SMC Corp.	500	278,918
SoftBank Group Corp.	3,200	197,998
Sony Corp.	8,100	620,800
Square Enix Holdings Co., Ltd.	4,500	297,816
Sumitomo Electric Industries, Ltd.	12,500	140,716
Sumitomo Metal Mining Co., Ltd.	8,800	272,926
Sumitomo Mitsui Financial Group, Inc. (F)	16,900	472,538
Sumitomo Realty & Development Co., Ltd.	6,900	204,261
Suzuki Motor Corp.	5,000	214,189
T&D Holdings, Inc.	17,500	172,521
Takeda Pharmaceutical Co., Ltd.	2,000	71,486
Tokio Marine Holdings, Inc.	11,000	481,300
Tokyo Electron, Ltd.	1,200	313,505
Tokyo Gas Co., Ltd.	4,200	95,846
Tokyu Corp.	11,500	149,251
Toyota Motor Corp.	13,900	922,543
West Japan Railway Co.	2,500	123,521
Yamato Holdings Co., Ltd.	2,200	57,953

		18,659,860

Luxembourg - 0.0% (G)
ArcelorMittal SA (L)	9,539	126,900

Malaysia - 0.0% (G)
CIMB Group Holdings Bhd.	52,800	39,211
Petronas Chemicals Group Bhd.	54,200	73,436
Public Bank Bhd.	27,700	104,766
Tenaga Nasional Bhd.	29,600	74,901
Top Glove Corp. Bhd	17,700	35,488

		327,802

Mexico - 0.1%
America Movil SAB de CV, Series L	331,188	206,847
Fomento Economico Mexicano SAB de CV, ADR	1,918	107,773
Grupo Aeroportuario del Sureste SAB de CV, Class B (L)	5,897	68,434

	Shares	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Financiero Banorte SAB de CV, Class O (L)	44,297	$ 153,036
Grupo Mexico SAB de CV, Series B	38,588	98,217
Kimberly-Clark de Mexico SAB de CV, A Shares	48,822	77,147
Wal-Mart de Mexico SAB de CV	74,032	177,149

		888,603

Netherlands - 0.3%
Akzo Nobel NV	5,678	573,878
ASML Holding NV	3,659	1,351,535
Heineken NV	1,859	165,501
ING Groep NV (L)	43,811	312,673
Koninklijke Ahold Delhaize NV	8,531	252,159
Koninklijke KPN NV	113,738	266,865
Koninklijke Philips NV	2,485	117,340
NN Group NV	6,712	251,591
NXP Semiconductors NV	3,903	487,133
Prosus NV (L)	2,237	206,481
Royal Dutch Shell PLC, A Shares	18,465	230,505
Royal Dutch Shell PLC, B Shares	7,977	96,737
Wolters Kluwer NV	1,710	145,867

		4,458,265

Norway - 0.0% (G)
Telenor ASA	28,054	470,992

Peru - 0.0% (G)
Credicorp, Ltd.	1,098	136,141

Philippines - 0.0% (G)
Ayala Corp.	3,510	50,189
Ayala Land, Inc.	79,400	48,867
International Container Terminal Services, Inc.	20,180	46,038

		145,094

Poland - 0.0% (G)
CD Projekt SA (L)	1,190	128,850
Dino Polska SA (A) (L)	1,418	83,415

		212,265

Qatar - 0.0% (G)
Qatar National Bank QPSC	26,761	133,977

Republic of Korea - 0.4%
BGF retail Co., Ltd.	281	29,718
Celltrion, Inc. (L)	291	64,010
Hana Financial Group, Inc.	4,903	117,785
Hankook Tire & Technology Co., Ltd.	2,841	76,556
Hanon Systems	5,673	59,905
Hyundai Glovis Co., Ltd.	432	53,117
Hyundai Mobis Co., Ltd.	870	170,680
Hyundai Motor Co.	1,272	193,751
Kia Motors Corp.	4,589	184,028
KIWOOM Securities Co., Ltd.	533	45,264
KT&G Corp.	1,672	118,080
LG Chem, Ltd.	484	270,154
LG Household & Health Care, Ltd.	134	165,363
Lotte Chemical Corp.	464	77,787
Mando Corp.	2,000	60,873
NAVER Corp.	1,073	272,672
NCSoft Corp.	231	159,190
POSCO	976	163,396
S-Oil Corp.	1,770	77,736
Samsung Electronics Co., Ltd.	36,563	1,815,138

Transamerica Series Trust	Page 27

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
Samsung Fire & Marine Insurance Co., Ltd.	865	$ 134,753
Samsung SDI Co., Ltd.	306	113,042
Shinhan Financial Group Co., Ltd.	5,133	120,423
SK Holdings Co., Ltd.	309	52,173
SK Hynix, Inc.	4,573	327,805
SK Innovation Co., Ltd.	837	99,198
SK Telecom Co., Ltd.	396	80,499

		5,103,096

Republic of South Africa - 0.1%
Absa Group, Ltd.	15,143	80,236
AngloGold Ashanti, Ltd., ADR	3,311	87,344
Bid Corp., Ltd.	6,760	104,005
Bidvest Group, Ltd. (F)	11,151	91,556
Capitec Bank Holdings, Ltd.	1,597	98,361
Clicks Group, Ltd.	6,917	91,813
FirstRand, Ltd.	57,470	141,024
Gold Fields, Ltd., ADR	2,769	34,031
Impala Platinum Holdings, Ltd. (F)	7,235	62,863
Mr. Price Group, Ltd.	7,986	62,622
MTN Group, Ltd. (F)	18,187	61,020
Naspers, Ltd., N Shares	2,815	497,196
Pick n Pay Stores, Ltd.	13,708	38,423
SPAR Group, Ltd.	8,348	94,519
Vodacom Group, Ltd.	8,864	65,002

		1,610,015

Russian Federation - 0.1%
Alrosa PJSC (C) (L)	105,761	100,315
Gazprom PJSC, ADR (F)	24,415	106,450
Lukoil PJSC, ADR	3,869	222,119
Magnitogorsk Iron & Steel Works (C) (L)	88,472	43,912
MMC Norilsk Nickel PJSC, ADR (F)	3,680	88,872
Moscow Exchange PJSC (C) (L)	62,798	118,192
Novolipetsk Steel PJSC (C) (L)	19,578	43,221
Sberbank of Russia PJSC, ADR (L)	24,433	285,133
Severstal PAO, GDR	7,927	100,752
Tatneft PJSC, ADR (F)	3,141	110,817
X5 Retail Group NV, GDR	3,198	118,326

		1,338,109

Saudi Arabia - 0.1%
Al Rajhi Bank	14,002	245,419
Alinma Bank (L)	22,046	96,200
Almarai Co. JSC	5,115	72,333
Bupa Arabia for Cooperative Insurance Co. (L)	1,437	47,112
Mouwasat Medical Services Co.	2,024	67,450
National Commercial Bank	11,224	111,494
Saudi Basic Industries Corp.	5,382	127,108
Saudi Telecom Co.	3,155	84,602
Savola Group	4,304	55,170

		906,888

Singapore - 0.1%
BOC Aviation, Ltd. (A)	4,700	32,205
DBS Group Holdings, Ltd.	28,400	417,518
Oversea-Chinese Banking Corp., Ltd.	17,400	108,206
United Overseas Bank, Ltd.	3,600	50,714

		608,643

Spain - 0.1%
Banco Santander SA	79,960	149,145
Iberdrola SA	78,010	960,193

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Industria de Diseno Textil SA	17,907	$ 495,386
Telefonica SA	19,680	67,415

		1,672,139

Sweden - 0.1%
Atlas Copco AB, A Shares	4,051	193,147
Lundin Energy AB (F)	10,877	215,700
SKF AB, B Shares	16,438	339,125
Spotify Technology SA (L)	1,141	276,772
Svenska Handelsbanken AB, A Shares (L)	50,368	421,417
Volvo AB, B Shares (L)	19,338	371,480

		1,817,641

Switzerland - 0.6%
Adecco Group AG	3,517	185,576
Chubb, Ltd.	2,620	304,234
Cie Financiere Richemont SA	2,382	159,934
Credit Suisse Group AG	24,561	245,185
Garmin, Ltd.	4,371	414,633
Givaudan SA	24	103,627
LafargeHolcim, Ltd. (L)	8,873	403,895
Lonza Group AG	1,088	671,443
Nestle SA	16,805	1,999,996
Novartis AG	18,020	1,564,574
Roche Holding AG	4,754	1,628,438
Siemens Energy AG (L)	2,716	73,241
Swiss Re AG	4,284	317,782
TE Connectivity, Ltd.	1,920	187,661
UBS Group AG	12,324	137,695
Zurich Insurance Group AG	787	274,439

		8,672,353

Taiwan - 0.4%
Accton Technology Corp.	10,000	77,367
Advantech Co., Ltd.	10,998	111,292
ASE Technology Holding Co., Ltd.	46,000	94,708
Catcher Technology Co., Ltd.	16,000	101,096
Chailease Holding Co., Ltd.	32,042	146,777
CTBC Financial Holding Co., Ltd.	62,000	39,612
Delta Electronics, Inc.	33,000	216,693
E.Sun Financial Holding Co., Ltd.	173,459	154,480
Eclat Textile Co., Ltd.	8,000	100,028
Feng TAY Enterprise Co., Ltd.	8,400	50,708
Formosa Petrochemical Corp.	33,000	91,575
Formosa Plastics Corp.	33,000	90,160
Fubon Financial Holding Co., Ltd.	99,000	144,056
Global Unichip Corp.	5,000	45,368
Globalwafers Co., Ltd.	7,000	93,662
Hiwin Technologies Corp.	11,330	112,585
Hon Hai Precision Industry Co., Ltd.	16,000	43,016
Inventec Corp.	43,000	33,497
MediaTek, Inc.	7,000	148,323
Nanya Technology Corp.	26,000	52,255
Realtek Semiconductor Corp.	11,000	141,002
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	28,744	2,330,276
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	120,353
Uni-President Enterprises Corp.	62,000	134,277
Vanguard International Semiconductor Corp.	30,000	100,361
Yuanta Financial Holding Co., Ltd.	167,440	103,668

		4,877,195

Thailand - 0.0% (G)
Airports of Thailand PCL	54,800	98,186

Transamerica Series Trust	Page 28

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Thailand (continued) (G)
Kasikornbank PCL	23,800	$ 57,937
Minor International PCL (L)	80,400	50,746
PTT Exploration & Production PCL	31,500	78,532
PTT PCL	72,900	75,025
Siam Cement Co. (C) (D)	1,367	0
Siam Cement PCL	9,700	98,585
Thai Oil PCL	58,400	58,976

		517,987

Turkey - 0.0% (G)
BIM Birlesik Magazalar AS	11,314	101,443

United Arab Emirates - 0.0% (G)
Emaar Properties PJSC (L)	58,862	45,205

United Kingdom - 0.8%
3i Group PLC	48,080	617,411
AstraZeneca PLC	5,176	565,552
Barratt Developments PLC	16,715	102,508
Beazley PLC	35,210	139,397
BP PLC	202,460	585,510
British American Tobacco PLC	15,263	547,503
Burberry Group PLC	9,200	184,406
Diageo PLC	25,867	888,497
Ferguson PLC	3,118	313,766
GlaxoSmithKline PLC	26,097	489,253
HSBC Holdings PLC	55,230	216,074
IHS Markit, Ltd.	4,111	322,755
InterContinental Hotels Group PLC (L)	7,202	378,036
ITV PLC	21,870	19,065
Linde PLC	1,483	353,147
Lloyds Banking Group PLC (L)	923,807	313,616
London Stock Exchange Group PLC	1,897	217,618
M&G PLC	61,800	127,025
Persimmon PLC	3,359	107,046
Prudential PLC	22,184	318,303
Reckitt Benckiser Group PLC	3,953	385,438
RELX PLC	23,002	511,979
Rio Tinto PLC	3,745	225,346
Rio Tinto, Ltd. (F)	9,581	654,395
Standard Chartered PLC (L)	63,379	291,644
Taylor Wimpey PLC	211,927	296,335
Tesco PLC	150,748	413,548
Unilever NV	16,107	978,135
Whitbread PLC (L)	4,314	117,870

		10,681,178

United States - 13.0%
AbbVie, Inc.	13,203	1,156,451
ABIOMED, Inc. (L)	175	48,485
Advanced Micro Devices, Inc. (L)	16,713	1,370,299
Air Products & Chemicals, Inc.	852	253,777
Alexion Pharmaceuticals, Inc. (L)	3,393	388,261
Allstate Corp.	6,004	565,217
Alnylam Pharmaceuticals, Inc. (L)	1,434	208,790
Alphabet, Inc., Class A (L)	1,493	2,188,141
Alphabet, Inc., Class C (L)	2,064	3,033,254
Altice USA, Inc., Class A (L)	4,104	106,704
Altria Group, Inc.	15,800	610,512
Amazon.com, Inc. (L)	2,942	9,263,564
Ameren Corp.	2,272	179,670
American Campus Communities, Inc., REIT	5,825	203,409
American International Group, Inc.	3,408	93,822
AMETEK, Inc.	3,014	299,592
Amgen, Inc.	4,624	1,175,236
Amphenol Corp., Class A	2,411	261,039
Analog Devices, Inc.	5,998	700,206

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Anthem, Inc.	1,380	$ 370,654
Apple, Inc.	95,006	11,002,645
Applied Materials, Inc.	9,337	555,085
AptarGroup, Inc.	5,119	579,471
Aspen Technology, Inc. (L)	3,550	449,394
Atmos Energy Corp.	3,530	337,433
Automatic Data Processing, Inc.	1,986	277,027
AutoZone, Inc. (L)	427	502,852
Avery Dennison Corp.	1,939	247,882
Axalta Coating Systems, Ltd. (L)	11,483	254,578
Bank of America Corp.	20,714	499,000
Baxter International, Inc.	6,512	523,695
Becton Dickinson & Co.	1,469	341,807
Berkshire Hathaway, Inc., Class B (L)	8,533	1,817,017
Best Buy Co., Inc.	6,052	673,527
Biogen, Inc. (L)	1,065	302,119
BJ’S Wholesale Club Holdings, Inc. (L)	12,472	518,212
Black Knight, Inc. (L)	3,211	279,518
BlackRock, Inc.	1,850	1,042,567
Blackstone Group, Inc., Class A	5,035	262,827
Booking Holdings, Inc. (L)	540	923,767
Booz Allen Hamilton Holding Corp.	6,925	574,636
Boston Scientific Corp. (L)	9,672	369,567
Bright Horizons Family Solutions, Inc. (L)	3,570	542,783
Bristol-Myers Squibb Co.	17,827	1,074,790
Broadridge Financial Solutions, Inc.	3,278	432,696
Brunswick Corp.	6,990	411,781
Cabot Oil & Gas Corp.	1,867	32,411
Cadence Design Systems, Inc. (L)	2,703	288,221
Camden Property Trust, REIT	2,787	247,987
Capital One Financial Corp.	6,078	436,765
CarMax, Inc. (L)	4,215	387,401
Carrier Global Corp.	9,748	297,704
Carter’s, Inc.	5,837	505,367
Casey’s General Stores, Inc.	1,426	253,329
Catalent, Inc. (L)	12,372	1,059,785
Celanese Corp.	2,194	235,745
Centene Corp. (L)	8,286	483,322
Charles Schwab Corp.	11,189	405,377
Charter Communications, Inc., Class A (L)	1,777	1,109,452
Chemed Corp.	576	276,682
Cheniere Energy, Inc. (L)	2,368	109,567
Chevron Corp.	9,666	695,952
Chewy, Inc., Class A (F) (L)	5,703	312,695
Cigna Corp.	3,364	569,895
Cintas Corp.	412	137,126
Cisco Systems, Inc.	8,634	340,093
Citigroup, Inc.	23,355	1,006,834
Citizens Financial Group, Inc.	8,520	215,386
CMC Materials, Inc.	2,986	426,431
CMS Energy Corp.	4,363	267,932
Coca-Cola Co.	15,367	758,669
Cognex Corp.	5,132	334,093
Comcast Corp., Class A	23,880	1,104,689
Commerce Bancshares, Inc. (F)	6,562	369,375
Conagra Brands, Inc.	1,940	69,277
Constellation Brands, Inc., Class A	2,972	563,224
Copart, Inc. (L)	3,001	315,585
CoreLogic, Inc.	3,175	214,852
Costco Wholesale Corp.	1,374	487,770
Crowdstrike Holdings, Inc., Class A (L)	2,964	407,016
Crown Holdings, Inc. (L)	8,048	618,569
CSX Corp.	5,518	428,583
CubeSmart, REIT	11,446	369,820
Cullen / Frost Bankers, Inc.	300	19,185
Cummins, Inc.	2,189	462,229
Cushman & Wakefield PLC (F) (L)	23,733	249,434

Transamerica Series Trust	Page 29

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
DaVita, Inc. (L)	67	$ 5,739
Deere & Co.	1,454	322,250
Delta Air Lines, Inc.	3,733	114,155
DexCom, Inc. (L)	1,327	547,029
Diamondback Energy, Inc.	3,369	101,474
Discovery, Inc., Class A (F) (L)	8,380	182,433
Discovery, Inc., Class C (L)	12,054	236,258
Dollar Tree, Inc. (L)	2,744	250,637
Douglas Dynamics, Inc.	4,559	155,918
Dow, Inc.	5,206	244,942
DTE Energy Co.	2,309	265,627
Dunkin’ Brands Group, Inc.	3,067	251,218
DuPont de Nemours, Inc.	4,082	226,469
EastGroup Properties, Inc., REIT	3,391	438,558
Eastman Chemical Co.	5,807	453,643
Eaton Corp. PLC	7,701	785,733
Eaton Vance Corp.	6,916	263,845
Edwards Lifesciences Corp. (L)	1,439	114,861
Electronic Arts, Inc. (L)	1,264	164,838
Eli Lilly & Co.	6,006	889,008
Emerson Electric Co.	4,136	271,198
Encompass Health Corp.	7,126	463,047
Enphase Energy, Inc. (L)	4,822	398,249
Entegris, Inc.	5,438	404,261
Entergy Corp.	5,824	573,839
EOG Resources, Inc.	9,124	327,917
Equinix, Inc., REIT	781	593,662
Equity Lifestyle Properties, Inc., REIT	1,618	99,183
Estee Lauder Cos., Inc., Class A	3,331	726,991
Exact Sciences Corp. (L)	3,778	385,167
Exelixis, Inc. (L)	11,856	289,879
Exxon Mobil Corp.	4,604	158,055
Facebook, Inc., Class A (L)	11,594	3,036,469
FactSet Research Systems, Inc.	916	306,750
First Hawaiian, Inc.	14,636	211,783
First Horizon National Corp.	35,541	335,152
First Republic Bank	3,383	368,950
FirstEnergy Corp.	2,222	63,794
FleetCor Technologies, Inc. (L)	338	80,478
Focus Financial Partners, Inc., Class A (L)	8,085	265,107
Fortinet, Inc. (L)	559	65,856
Fortune Brands Home & Security, Inc.	9,853	852,482
FTI Consulting, Inc. (L)	3,466	367,292
Generac Holdings, Inc. (L)	5,433	1,052,046
General Dynamics Corp.	1,302	180,236
General Motors Co.	6,857	202,899
Global Payments, Inc.	3,124	554,760
Goldman Sachs Group, Inc.	1,289	259,050
GoodRx Holdings, Inc., Class A (L)	1,440	80,064
Guidewire Software, Inc. (L)	3,383	352,745
H&R Block, Inc.	1,542	25,119
Hartford Financial Services Group, Inc.	4,161	153,374
Hilton Worldwide Holdings, Inc.	2,979	254,168
Home Depot, Inc.	7,789	2,163,083
Honeywell International, Inc.	7,455	1,227,168
Horizon Therapeutics PLC (L)	3,968	308,234
HP, Inc.	13,143	249,586
IAA, Inc. (L)	8,595	447,542
ICU Medical, Inc. (L)	1,492	272,678
IDEX Corp.	2,411	439,790
IDEXX Laboratories, Inc. (L)	1,321	519,298
Illumina, Inc. (L)	896	276,936
Ingersoll Rand, Inc. (L)	7,069	251,656
Insulet Corp. (L)	898	212,458
Intel Corp.	4,956	256,622
Intercontinental Exchange, Inc.	2,679	268,034
International Business Machines Corp.	5,202	632,927

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Intuit, Inc.	2,505	$ 817,156
Intuitive Surgical, Inc. (L)	1,061	752,822
Johnson & Johnson	6,653	990,499
KeyCorp	29,165	347,938
Keysight Technologies, Inc. (L)	3,950	390,181
Kimberly-Clark Corp.	3,816	563,471
Kinder Morgan, Inc.	8,578	105,767
Kinsale Capital Group, Inc.	2,690	511,584
Knight-Swift Transportation Holdings, Inc.	6,913	281,359
Kroger Co.	5,487	186,064
Lam Research Corp.	2,877	954,445
Lamb Weston Holdings, Inc.	6,606	437,780
Landstar System, Inc.	2,572	322,760
Las Vegas Sands Corp.	7,176	334,832
Leidos Holdings, Inc.	4,571	407,505
Lennar Corp., Class A	5,840	477,011
Lennox International, Inc.	1,514	412,732
Lincoln Electric Holdings, Inc.	4,771	439,123
LKQ Corp. (L)	10,239	283,927
Lowe’s Cos., Inc.	6,839	1,134,317
LPL Financial Holdings, Inc.	3,925	300,930
Lyft, Inc., Class A (L)	7,046	194,117
LyondellBasell Industries NV, Class A	1,968	138,724
MarketAxess Holdings, Inc.	299	143,995
Marsh & McLennan Cos., Inc.	2,001	229,515
Masco Corp.	6,726	370,804
Mastercard, Inc., Class A	9,382	3,172,711
Maxim Integrated Products, Inc.	5,117	345,960
McKesson Corp.	5,916	881,070
Merck & Co., Inc.	16,337	1,355,154
MetLife, Inc.	1,248	46,388
Mettler-Toledo International, Inc. (L)	469	452,937
Microchip Technology, Inc.	4,515	463,961
Micron Technology, Inc. (L)	6,336	297,539
Microsoft Corp.	51,525	10,837,253
Mid-America Apartment Communities, Inc., REIT	5,457	632,739
Moelis & Co., Class A	8,091	284,318
Molina Healthcare, Inc. (L)	3,450	631,488
Mondelez International, Inc., Class A	13,404	770,060
MongoDB, Inc. (L)	1,150	266,236
Monolithic Power Systems, Inc.	857	239,626
Morgan Stanley	13,620	658,527
Motorola Solutions, Inc.	385	60,372
MSA Safety, Inc.	3,480	466,912
MSCI, Inc.	428	152,702
National Retail Properties, Inc., REIT	10,660	367,877
National Vision Holdings, Inc. (L)	4,475	171,124
Netflix, Inc. (L)	3,739	1,869,612
New York Times Co., Class A	6,232	266,667
Newmont Corp.	3,108	197,203
NextEra Energy, Inc.	4,128	1,145,768
NIKE, Inc., Class B	11,287	1,416,970
Nordson Corp.	2,760	529,423
Norfolk Southern Corp.	4,090	875,219
Northrop Grumman Corp.	1,403	442,632
NorthWestern Corp.	4,150	201,856
NVIDIA Corp.	4,229	2,288,819
O’Reilly Automotive, Inc. (L)	981	452,319
Old Dominion Freight Line, Inc.	2,020	365,458
Outfront Media, Inc., REIT	14,630	212,866
Packaging Corp. of America	774	84,405
Pactiv Evergreen, Inc. (F) (L)	7,400	93,980
Parker-Hannifin Corp.	2,617	529,524
Patrick Industries, Inc.	2,650	152,428
PayPal Holdings, Inc. (L)	12,254	2,414,406
Performance Food Group Co. (L)	16,118	558,005

Transamerica Series Trust	Page 30

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Pfizer, Inc.	5,027	$ 184,491
Philip Morris International, Inc.	10,315	773,522
Phillips 66	5,633	292,015
Pioneer Natural Resources Co.	4,242	364,770
Planet Fitness, Inc., Class A (L)	3,206	197,554
Pool Corp.	2,656	888,538
Portland General Electric Co.	5,382	191,061
Premier, Inc., Class A	7,095	232,929
Procter & Gamble Co.	11,851	1,647,170
Progressive Corp.	11,884	1,125,058
Prologis, Inc., REIT	6,383	642,257
PTC, Inc. (L)	1,983	164,034
Public Service Enterprise Group, Inc.	6,906	379,208
Q2 Holdings, Inc. (F) (L)	5,049	460,772
Qorvo, Inc. (L)	2,257	291,176
QUALCOMM, Inc.	8,970	1,055,590
Raytheon Technologies Corp.	8,782	505,316
RBC Bearings, Inc. (L)	3,194	387,145
RealPage, Inc. (L)	4,199	242,030
Realty Income Corp., REIT	830	50,422
Regeneron Pharmaceuticals, Inc. (L)	1,488	832,953
Regions Financial Corp.	22,504	259,471
Reynolds Consumer Products, Inc.	7,470	228,731
RLI Corp.	5,932	496,686
Rocket Cos., Inc., Class A (F) (L)	8,520	169,804
Ross Stores, Inc.	209	19,504
Royalty Pharma PLC, Class A	6,022	253,346
S&P Global, Inc.	3,138	1,131,563
salesforce.com, Inc. (L)	5,811	1,460,420
Sempra Energy	1,166	138,008
ServiceNow, Inc. (L)	962	466,570
ServisFirst Bancshares, Inc.	7,791	265,128
Signature Bank	3,325	275,942
Snap-on, Inc.	3,203	471,257
Snowflake, Inc., Class A (L)	600	150,600
Southwest Airlines Co.	4,838	181,425
Splunk, Inc. (L)	2,333	438,907
SS&C Technologies Holdings, Inc.	11,358	687,386
Stanley Black & Decker, Inc.	7,015	1,137,833
State Street Corp.	4,208	249,661
StepStone Group, Inc., Class A (L)	3,593	95,610
STERIS PLC	1,866	328,771
Sun Communities, Inc., REIT	532	74,805
SVB Financial Group (L)	1,514	364,299
Syneos Health, Inc. (L)	6,510	346,072
Synopsys, Inc. (L)	1,844	394,579
T-Mobile US, Inc. (L)	5,718	653,910
T. Rowe Price Group, Inc.	798	102,320
Take-Two Interactive Software, Inc. (L)	1,972	325,814
Target Corp.	4,383	689,972
Teladoc Health, Inc. (F) (L)	1,140	249,934
Tesla, Inc. (L)	4,331	1,858,042
Texas Instruments, Inc.	7,672	1,095,485
Thermo Fisher Scientific, Inc.	4,263	1,882,200
Thor Industries, Inc.	5,904	562,415
TJX Cos., Inc.	8,370	465,790
Toro Co.	9,909	831,861
Tractor Supply Co.	4,109	588,984
Trade Desk, Inc., Class A (L)	1,067	553,538
TransUnion	4,522	380,436
Truist Financial Corp.	3,946	150,145
Tyler Technologies, Inc. (L)	1,296	451,734
UDR, Inc., REIT	1,152	37,567
Union Pacific Corp.	780	153,559
UnitedHealth Group, Inc.	8,257	2,574,285
US Bancorp	6,881	246,684
Vail Resorts, Inc.	1,316	281,585

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Ventas, Inc., REIT	3,058	$ 128,314
Verisk Analytics, Inc.	639	118,413
Verizon Communications, Inc.	20,434	1,215,619
Vertex Pharmaceuticals, Inc. (L)	1,775	483,013
Visa, Inc., Class A	5,423	1,084,437
Voya Financial, Inc.	1,452	69,594
Waste Connections, Inc.	10,275	1,066,545
Waters Corp. (L)	271	53,029
Wells Fargo & Co.	23,541	553,449
Wendy’s Co.	10,809	240,987
West Pharmaceutical Services, Inc.	2,262	621,824
Western Alliance Bancorp	8,309	262,731
WestRock Co.	4,031	140,037
WEX, Inc. (L)	2,666	370,494
Williams Cos., Inc.	4,733	93,003
WillScot Mobile Mini Holdings Corp. (L)	18,100	301,908
Woodward, Inc.	5,025	402,804
Workday, Inc., Class A (L)	1,195	257,080
Xcel Energy, Inc.	2,891	199,508
Yum! Brands, Inc.	3,973	362,735
Zebra Technologies Corp., Class A (L)	1,294	326,683
Zimmer Biomet Holdings, Inc.	4,949	673,757
Zscaler, Inc. (L)	2,239	315,005

		184,101,747

Total Common Stocks (Cost $254,121,507)		295,095,945

PREFERRED STOCKS - 0.1%
Brazil - 0.1%
Banco Bradesco SA,
8.65% (M)	22,777	78,723
Gerdau SA,
0.32% (M)	26,355	97,613
Itau Unibanco Holding SA,
5.55% (M)	45,409	181,930
Itausa SA,
3.37% (M)	40,383	63,279
Petroleo Brasileiro SA,
3.07% (M)	53,573	187,070
Telefonica Brasil SA,
7.65% (M)	4,470	34,561

		643,176

Germany - 0.0% (G)
Henkel AG & Co. KGaA,
2.04% (M)	1,253	131,047
Volkswagen AG,
3.53% (L) (M)	2,669	429,472

		560,519

Total Preferred Stocks (Cost $1,647,244)		1,203,695

EXCHANGE-TRADED FUND - 0.2%
United States - 0.2%
iShares MSCI India ETF (F)	89,247	3,021,903

Total Exchange-Traded Fund (Cost $3,054,467)		3,021,903

INVESTMENT COMPANIES - 5.5%
United States - 5.5%
JPMorgan High Yield Fund	6,334,710	43,139,373

Transamerica Series Trust	Page 31

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value

INVESTMENT COMPANIES (continued)
United States (continued)
JPMorgan Value Advantage Fund	1,130,289	$ 34,609,457

Total Investment Companies (Cost $77,369,335)		77,748,830

MASTER LIMITED PARTNERSHIP - 0.0% (G)
United States - 0.0% (G)
Lazard, Ltd., Class A	10,134	334,929

Total Master Limited Partnership (Cost $329,879)		334,929

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (G)
U.S. Treasury Bill
0.12% (M), 03/11/2021	$ 523,000	522,760

Total Short-Term U.S. Government Obligation (Cost $522,725)		522,760

	Shares	Value
OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (M)	17,937,976	17,937,976

Total Other Investment Company (Cost $17,937,976)		17,937,976

	Principal	Value
REPURCHASE AGREEMENT - 7.2%
Fixed Income Clearing Corp., 0.00% (M), dated 09/30/2020, to be repurchased at $101,669,546 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.16%, due 07/31/2022, and with a value of $103,702,973.	$ 101,669,546	101,669,546

Total Repurchase Agreement (Cost $101,669,546)		101,669,546

Total Investments (Cost $1,359,673,603)		1,440,861,853
Net Other Assets (Liabilities) - (2.0)%		(28,550,396)

Net Assets - 100.0%		$ 1,412,311,457

Transamerica Series Trust	Page 32

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	127	12/31/2020	$28,049,396	$28,062,039	$12,643	$—
5-Year U.S. Treasury Note	25	12/31/2020	3,149,975	3,150,781	806	—
10-Year U.S. Treasury Note	451	12/21/2020	62,872,479	62,928,594	56,115	—
30-Year U.S. Treasury Bond	101	12/21/2020	17,777,060	17,804,406	27,346	—
E-Mini Russell 2000® Index	42	12/18/2020	3,127,825	3,159,240	31,415	—
EURO STOXX 50® Index	193	12/18/2020	7,440,838	7,227,473	—	(213,365)
FTSE 100 Index	5	12/18/2020	374,279	376,879	2,600	—
MSCI EAFE Index	149	12/18/2020	14,148,529	13,806,340	—	(342,189)
MSCI Emerging Markets Index	180	12/18/2020	9,914,503	9,796,500	—	(118,003)
S&P 500® E-Mini Index	47	12/18/2020	7,810,655	7,877,200	66,545	—
S&P/ASX 200 Index	22	12/17/2020	2,321,876	2,285,624	—	(36,252)
TOPIX Index	3	12/10/2020	454,457	462,381	7,924	—
U.S. Treasury Ultra Bond	14	12/21/2020	3,099,343	3,105,375	6,032	—

Total					$211,426	$(709,809)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(98)	12/21/2020	$(13,637,469)	$(13,674,062)	$—	$(36,593)
10-Year U.S. Treasury Ultra Note	(216)	12/21/2020	(34,434,236)	(34,543,125)	—	(108,889)
FTSE 100 Index	(92)	12/18/2020	(7,134,189)	(6,934,569)	199,620	—

Total					$199,620	$(145,482)

Total Futures Contracts					$411,046	$(855,291)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	10/09/2020	USD	98,588	CNY	670,393	$222	$—

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	11.1%	$159,524,797
Asset-Backed Securities	7.7	110,283,975
Banks	7.6	109,643,510
U.S. Government Obligations	6.6	94,877,125
Mortgage-Backed Securities	5.2	74,625,611
Electric Utilities	3.2	45,807,010
Oil, Gas & Consumable Fuels	3.2	45,509,014
Capital Markets	3.1	44,030,236
U.S. Fixed Income Funds	3.0	43,139,373
U.S. Equity Funds	2.4	34,609,457
Pharmaceuticals	2.4	34,355,736
Software	1.9	27,635,420
Health Care Providers & Services	1.8	26,464,171
Equity Real Estate Investment Trusts	1.8	25,482,953
Semiconductors & Semiconductor Equipment	1.7	23,858,143
IT Services	1.4	20,611,872
Technology Hardware, Storage & Peripherals	1.4	20,242,623
Insurance	1.4	19,849,330
Diversified Telecommunication Services	1.4	19,673,123
Media	1.3	18,674,007
Internet & Direct Marketing Retail	1.3	18,566,439
Aerospace & Defense	1.3	18,528,674
Biotechnology	1.2	17,701,388
Beverages	1.1	16,359,981

Transamerica Series Trust	Page 33

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Road & Rail	0.9%		$13,252,404
Interactive Media & Services	0.8		11,984,199
Tobacco	0.8		11,835,443
Specialty Retail	0.8		11,598,937
Machinery	0.7		10,849,503
Wireless Telecommunication Services	0.7		10,093,292
Health Care Equipment & Supplies	0.7		9,855,451
Diversified Financial Services	0.7		9,786,360
Food Products	0.7		9,456,558
Food & Staples Retailing	0.6		8,812,063
Chemicals	0.6		8,113,796
Metals & Mining	0.5		7,891,008
Airlines	0.5		7,425,532
Consumer Finance	0.5		7,038,719
Entertainment	0.4		6,390,958
Industrial Conglomerates	0.4		6,241,730
Trading Companies & Distributors	0.4		5,952,278
Automobiles	0.4		5,839,389
Gas Utilities	0.4		5,479,464
Textiles, Apparel & Luxury Goods	0.4		5,342,507
Multi-Utilities	0.4		5,227,742
Electronic Equipment, Instruments & Components	0.3		5,081,216
Building Products	0.3		5,015,330
Electrical Equipment	0.3		4,827,188
Hotels, Restaurants & Leisure	0.3		4,775,985
Personal Products	0.3		4,438,057
Diversified Consumer Services	0.3		4,400,217
Life Sciences Tools & Services	0.3		4,114,448
Household Products	0.3		4,021,618
Foreign Government Obligations	0.3		3,907,261
Commercial Services & Supplies	0.2		3,528,022
International Equity Funds	0.2		3,021,903
Real Estate Management & Development	0.2		2,758,750
Professional Services	0.2		2,461,674
Containers & Packaging	0.2		2,278,808
Household Durables	0.1		2,175,484
Energy Equipment & Services	0.1		1,774,327
Multiline Retail	0.1		1,593,217
Municipal Government Obligations	0.1		1,360,031
Construction & Engineering	0.1		1,310,537
Construction Materials	0.1		1,253,569
Distributors	0.1		1,172,465
Auto Components	0.1		1,029,659
Transportation Infrastructure	0.1		1,016,871
Independent Power & Renewable Electricity Producers	0.1		972,411
Water Utilities	0.1		892,194
Thrifts & Mortgage Finance	0.1		737,828
Air Freight & Logistics	0.0	(G)	632,299
Communications Equipment	0.0	(G)	604,923
Leisure Products	0.0	(G)	411,781
Health Care Technology	0.0	(G)	329,998
Paper & Forest Products	0.0	(G)	312,199

Investments	91.7		1,320,731,571
Short-Term Investments	8.3		120,130,282

Total Investments	100.0%		$1,440,861,853

Transamerica Series Trust	Page 34

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$107,762,252	$2,521,723	$110,283,975
Corporate Debt Securities	—	498,747,469	—	498,747,469
Foreign Government Obligations	—	3,907,261	—	3,907,261
Mortgage-Backed Securities	—	74,625,611	—	74,625,611
Municipal Government Obligations	—	1,360,031	—	1,360,031
U.S. Government Agency Obligations	—	159,524,797	—	159,524,797
U.S. Government Obligations	—	94,877,125	—	94,877,125
Common Stocks	200,692,674	94,403,271	0	295,095,945
Preferred Stocks	643,176	560,519	—	1,203,695
Exchange-Traded Fund	3,021,903	—	—	3,021,903
Investment Companies	77,748,830	—	—	77,748,830
Master Limited Partnership	334,929	—	—	334,929
Short-Term U.S. Government Obligation	—	522,760	—	522,760
Other Investment Company	17,937,976	—	—	17,937,976
Repurchase Agreement	—	101,669,546	—	101,669,546

Total Investments	$300,379,488	$1,137,960,642	$2,521,723	$1,440,861,853

Other Financial Instruments
Futures Contracts (P)	$411,046	$—	$—	$411,046
Forward Foreign Currency Contracts (P)	—	222	—	222

Total Other Financial Instruments	$411,046	$222	$—	$411,268

LIABILITIES
Other Financial Instruments
Futures Contracts (P)	$(855,291)	$—	$—	$(855,291)

Total Other Financial Instruments	$(855,291)	$—	$—	$(855,291)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (E)	$—	$—	$537,955	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the total value of 144A securities is $236,676,218, representing 16.8% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2020, the total value of securities is $5,007,252, representing 0.4% of the Portfolio’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $37,470,674, collateralized by cash collateral of $17,937,976 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $20,460,538. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Rounds to less than $1 or $(1).
(K)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $15,367,308.
(L)	Non-income producing securities.
(M)	Rates disclosed reflect the yields at September 30, 2020.
(N)	The Portfolio recognizes transfers in and out of Level 3 as of September 30, 2020. Please reference the Security Valuation section of the Notes to Schedule of Investments for more information regarding security valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Portfolio.
(P)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 35

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

CURRENCY ABBREVIATION:

CNY	Chinese Yuan Renminbi (onshore)

COUNTERPARTY ABBREVIATION:

SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CMT	Constant Maturity Treasury
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TOPIX	Tokyo Price Index

Transamerica Series Trust	Page 36

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

The notes are an integral part of this report. Transamerica Series Trust	Page 37

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 38